       As filed with the Securities and Exchange Commission on October 4, 1996
                                                                File No. 2-67052
                                                               File No. 811-3023

--------------------------------------------------------------------------------


                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Post-Effective Amendment No. 39

                                         and

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                   Amendment No. 39

                         -----------------------------------
                                     FORUM FUNDS
                             (Formerly Forum Funds, Inc.)
                (Exact Name of Registrant as Specified in its Charter)

                     Two Portland Square, Portland, Maine  04101
                       (Address of Principal Executive Office)

           Registrant's Telephone Number, including Area Code: 207-879-1900

                         -----------------------------------

                               David I. Goldstein, Esq.
                            Forum Financial Services, Inc.
                     Two Portland Square, Portland, Maine  04101
                       (Name and Address of Agent for Service)

                             Copies of Communications to:
                              Anthony C.J. Nuland, Esq.
                                   Seward & Kissel
                                 1200 G Street, N.W.
                               Washington, D.C.  20005

                         -----------------------------------

It is proposed that this filing will become effective:
              immediately upon filing pursuant to Rule 485, paragraph (b)
    ---
              on [     ] pursuant to Rule 485, paragraph (b)
    ---
     X        60 days after filing pursuant to Rule 485, paragraph (a)(i)
    ---
              on [    ] pursuant to Rule 485, paragraph (a)(i)
    ---
              75 days after filing pursuant to Rule 485, paragraph (a)(ii)
    ---
              on [     ] pursuant to Rule 485, paragraph (a)(ii)
    ---
                   this post-effective amendment designates a new effective
    ---       date for a previously filed post-effective amendment

Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no fee is payable herewith. Registrant filed a Rule 24f-2 notice for its most recent fiscal year ended March 31, 1996, on May 29, 1996.

                                CROSS REFERENCE SHEET
                             (AS REQUIRED BY RULE 404(C))

                                        PART A
              (Prospectus offering Shares of Austin Global Equity Fund)

FORM N-1A                              LOCATION IN PROSPECTUS
 ITEM NO.                                     (CAPTION)
----------                             --------------------------

Item 1.  Cover Page:                   Cover Page

Item 2.  Synopsis:                     Prospectus Summary

Item 3.  Condensed Financial           Information:   Not Applicable

Item 4.  General Description
         of Registrant:                Prospectus Summary; Investment Objective
                                       and Policies; Other Information

Item 5.  Management of the Fund:       Prospectus Summary; Management

Item 6.  Capital Stock and
         Other Securities:             Investment Objective and Policies;
                                       Dividends and Tax Matters; Other
                                       Information - The Trust and its Shares

Item 7.  Purchase of Securities
         Being Offered:                Purchases and Redemptions of Shares;
                                       Other Information - Determination of Net
                                       Asset Value; Management

Item 8.  Redemption or Repurchase
         of Shares:                    Purchases and Redemptions of Shares

Item 9.  Pending Legal Proceedings:    Not Applicable

                                CROSS REFERENCE SHEET
                             (AS REQUIRED BY RULE 404(C))

                                        PART A
                 (Prospectus offering Shares of Oak Hall Equity Fund)

FORM N-1A                              LOCATION IN PROSPECTUS
 ITEM NO.                                    (CAPTION)
----------                             ----------------------
Item 1.  Cover Page:                   Cover Page

Item 2.  Synopsis:                     Prospectus Summary

Item 3.  Condensed Financial
         Information:                  Not Applicable

Item 4.  General Description
         of Registrant:                Prospectus Summary; Investment
                                       Objective, Policies, and Limitations;
                                       Other Information

Item 5.  Management of the Fund:       Prospectus Summary; Management

Item 6.  Capital Stock and
         Other Securities:             Investment Objective, Policies, and
                                       Limitations; Dividends and Tax Matters;
                                       Other Information - The Trust and its
                                       Shares

Item 7.  Purchase of Securities
         Being Offered:                Purchases and Redemptions of Shares;
                                       Other Information - Determination of Net
                                       Asset Value; Management

Item 8.  Redemption or Repurchase
         of Shares:                    Purchases and Redemptions of Shares

Item 9.  Pending Legal Proceedings:    Not Applicable

                                        PART B
                  (SAI offering Shares of Austin Global Equity Find)


                                             LOCATION IN STATEMENT
FORM N-1A                                   OF ADDITIONAL INFORMATION
 ITEM NO.                                          (CAPTION)
----------                                  --------------------------
Item 10. Cover Page:                        Cover Page

Item 11. Table of Contents:                 Cover Page

Item 12. General Information and History:   Management; Other Matters

Item 13. Investment Objectives and
         Policies:                          Investment Policies and Limitations

Item 14. Management of the Registrant:      Management

Item 15. Control Persons and
         Principal Holders of
         Securities:                        Other Matters

Item 16. Investment Advisory
         and Other Services:                Management; Other Matters -
                                            Custodian, Counsel and Auditors

Item 17. Brokerage Allocation
         and Other Practices:               Portfolio Transactions

Item 18. Capital Stock and
         Other Securities:                  Determination of Net Asset Value

Item 19. Purchase, Redemption and
         Pricing of Securities Being
         Offered:                           Determination of Net Asset Value;
                                            Additional Purchase and Redemption
                                            Information

Item 20. Tax Status:                        Tax Matters

Item 21. Underwriters:                      Management

Item 22. Calculation of
         Performance Data:                  Performance Data

    Item 23.  Financial Statements:         Not Applicable

                                        PART B
                    (SAI offering Shares of Oak Hall Equity Fund)

                                             LOCATION IN STATEMENT
FORM N-1A                                   OF ADDITIONAL INFORMATION
 ITEM NO.                                         (CAPTION)
----------                                  --------------------------

Item 10. Cover Page:                        Cover Page

Item 11. Table of Contents:                 Cover Page

Item 12. General Information and History:   Management; Other Matters

Item 13. Investment Objectives and
         Policies:                          Investment Policies and Limitations

Item 14. Management of the Registrant:      Management

Item 15. Control Persons and
         Principal Holders of
         Securities:                        Other Matters

Item 16. Investment Advisory
         and Other Services:                Management; Other Matters -
                                            Custodian, Counsel and Auditors

Item 17. Brokerage Allocation
         and Other Practices:               Portfolio Transactions

Item 18. Capital Stock and
         Other Securities:                  Determination of Net Asset Value

Item 19. Purchase, Redemption and
         Pricing of Securities Being
         Offered:                           Determination of Net Asset Value;
                                            Additional Purchase and Redemption
                                            Information

Item 20. Tax Status:                        Taxation

Item 21. Underwriters:                      Management

Item 22. Calculation of
         Performance Data:                  Performance Data

    Item 23.  Financial Statements:         Not Applicable

                                CROSS REFERENCE SHEET
                             (AS REQUIRED BY RULE 404(C))

                                        PART A
                               (All other Prospectuses)

                            Not Applicable in this Filing

                                CROSS REFERENCE SHEET
                             (AS REQUIRED BY RULE 404(C))

                                        PART B
                                   (All other SAIs)

                            Not Applicable in this Filing

AUSTIN GLOBAL EQUITY FUND
Two Portland Square
Portland, Maine 04101

Account Information and
Shareholder Servicing:
     Forum Financial Corp.
     Two Portland Square
     Portland, Maine 04112
     (207) 879-0001


This Prospectus offers shares of the Austin Global Equity Fund (the "Fund"), which is a diversified portfolio of Forum Funds (the "Trust"), an open-end, management investment company. The investment objective of the Fund is to seek capital appreciation by investing primarily in a portfolio of common stock and securities convertible into common stock. Shares of the Fund are offered to investors without any sales charge, but the Fund may bear certain of its distribution expenses.

This Prospectus sets forth concisely the information concerning the Fund and the Trust that a prospective investor should know before investing. The Trust has filed with the Securities and Exchange Commission a Statement of Additional Information dated November 1, 1996, which contains more detailed information about the Fund and the Trust and which is hereby incorporated into this Prospectus by reference. An investor may obtain a copy of the Statement of Additional Information without charge by contacting Shareholder Servicing at the address or phone number listed above.


INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

November 1, 1996

1.  PROSPECTUS SUMMARY
SUMMARY OF THE FUND

INVESTMENT OBJECTIVE AND POLICIES
The Fund seeks capital appreciation by investing primarily in a portfolio of common stock and securities convertible into common stock. The Fund invests primarily in issuers based in the United States, Europe, Japan and the Pacific Basin. See "Investment Objective and Policies."

MANAGEMENT
Austin Investment Management, Inc. (the "Adviser") is the Fund's investment adviser and makes investment decisions for the Fund. Forum distributes the Fund's shares and administers the Fund. See "Management." The Fund may bear certain expenses in connection with the sale of its shares. See "Management - Distribution."

PURCHASES AND REDEMPTIONS
Shares of the Fund are offered at the next-determined net asset value without a sales charge to investors who plan to invest a minimum of $10,000 in the Fund. Shares of the Fund may be redeemed from the Fund without charge at their next-determined net asset value. See "Purchases and Redemptions of Shares."

DIVIDENDS
Dividends representing the net investment income of the Fund are declared and paid at least annually. Net capital gains realized by the Fund, if any, also will be distributed annually. Dividends and distributions are reinvested in additional shares of the Fund unless a shareholder elects to have them paid in cash. See "Dividends and Tax Matters."

CERTAIN RISK FACTORS
There can be no assurance that the Fund will achieve its investment objective, and the Fund's net asset value will fluctuate based upon changes in the value of its portfolio securities. The foreign securities and related transactions in which the Fund may invest entail certain risks not associated with investment in domestic securities. See "Foreign Securities." In addition, the hedging strategies in which the Fund may engage entail additional risks. See "Hedging Strategies." The Fund is not intended to provide a complete or balanced investment program for all investors.

EXPENSES OF INVESTING IN THE FUND

The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. There are no transaction expenses associated with purchases, redemptions or exchanges of Fund shares.

Annual Fund Operating Expenses
(as a percentage of average net assets)
     Advisory Fees (after fee waivers)                 0.75%
     12b-1 Fees                                        0.00%
     Other Expenses (after expense reimbursements)     1.75%
                                                       -----
     Total Fund Operating Expenses                     2.50%

The amounts of expenses are based on actual amounts incurred during the Fund's most recent fiscal year ended June 30, 1996. Absent certain expense reimbursements and fee waivers during the most recent fiscal year, the Investment Advisory Fees, Other Expenses, and Total Operating Expenses of the
portfolio would have been 1.50%, 1.75% and 3.25%, respectively.   For a further
description of the various costs and expenses incurred in the Fund's operation, see "Management."

Example

The following is a hypothetical example that indicates the dollar amount of expenses an investor would pay assuming a $1,000 investment, a 5% annual return, reinvestment of all dividends and distributions and full redemption at the end of each period:

                        1 Year    3 Years   5 Years   10 Years
                          25$        78$      133$       284$

The example is based on the expenses listed in the "Annual Fund Operating Expenses" table above. The 5% annual return is not a prediction of and does not represent the Fund's projected returns; rather, it is required by government regulation. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED.

2.   FINANCIAL HIGHLIGHTS
The following represents selected data for a single share outstanding of the Fund for the period indicated. The information for the periods ending June 30, 1996, 1995 and 1994 was audited in connection with an audit of the Trust's financial statements by Deloitte & Touche LLP, independent auditors. The financial statements and auditors' report thereon are contained in the Annual Report which is incorporated by reference into the Statement of Additional Information. Further information about the Fund's performance is contained in the Annual Report, which may be obtained without charge.

                                                      Period Ended
                                            June 30      June 30    June 30
                                             1996         1995      1994(a)
                                            -------      -------    -------

Beginning Net Asset Value per Share         $11.60        $9.80     $10.00
Net Investment Income (Loss)                 (0.12)        0.04(c)   (0.03)
Net Realized and Unrealized
   Investment Gain (Loss) on Investments      1.98         1.76      (0.17)
Distributions from Net Realized Gains        (0.27)      ---           ---
                                            -------     ---------  --------
Ending Net Asset Value per Share            $13.19       $11.60      $9.80
                                            -------     ---------  --------
                                            -------     ---------  --------
Ratios to Average Net Assets:
   Expenses(b)                                2.50%        2.50%      2.36%(d)
   Net Investment Income                     (0.98%)       0.41%     (0.83%)(d)
Total Return                                 16.21%       18.37%     (3.57%)(d)
Portfolio Turnover Rate                      93.55%       35.31%      2.49%
Average Commission Rate Paid on
   Portfolio Investment Transaction(e)       $0.0542(e)
Net Assets at the End of Period
 (000's Omitted)                             $10,326     $8,474      $7,646

(a) For the period December 8, 1993 (commencement of operations) through June 30, 1994.
(b) During the period, various fees and expenses were waived and reimbursed, respectively. Had such waiver and reimbursement not occurred, the ratio of expenses to average net assets would have been:
       Expenses                               3.25%        3.19%      4.18%(d)
(c)  Calculated using weighted average number of shares outstanding.
(d)  Annualized.
(e) Amount represents the average commission per share paid to brokers on the purchase or sale of equity securities.

3.   INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVEThe investment
objective of the Fund is to seek capital appreciation by investing primarily in a portfolio of common stock and securities convertible into common stock. There can be, of course, no assurance that the Fund will achieve its investment objective.

INVESTMENT POLICIES
The Fund seeks to achieve its investment objective by investing primarily in the securities of issuers based in the United States, Europe, Japan and the Pacific Basin, but it is anticipated that the Fund will generally invest more of its assets in United States issuers than the issuers of any other country. During periods of normal market conditions the Fund will have at least 65% of its total assets invested in securities issued by companies based in three or more countries and will have at least 65% of its total assets invested in common stock and securities convertible into common stock.

The Fund intends to invest principally in companies that, in the view of the Adviser, possess above average growth potential or attractive valuations. In addition, the Adviser seeks to invest in companies which, in the Adviser's opinion, are improving but whose improvement has not been fully recognized by the investment community. In making these investments, the Adviser analyses various characteristics of the issuers, which may vary from company to company. The Fund may purchase the shares of small companies whose stock is less actively traded and which have greater appreciation potential and a correspondingly higher level of price volatility than larger companies whose shares are actively traded. Consequently, the Adviser anticipates that the Fund's portfolio will exhibit a high degree of price fluctuation or volatility when compared to the market averages. In seeking these investments, the Adviser relies primarily on analysis of individual companies and analysis of industries and economic trends. The Fund intends to invest up to 25% of assets in equity securities of companies in the telecommunications industry. Investments in such companies may be expected to benefit from global economic growth, scientific developments and advances in technologies, such as frequency spectrum utilization, satellite systems, fiber optics, electronic communication, software and others. The Fund may invest in the securities of issuers in any industry, but the Adviser emphasizes investments in those industries for which the Adviser believes the economic cycle is improving. The Fund will not, however, invest more than 25% of its total assets in any one industry. The securities in which the Fund invests may be traded on securities exchanges or in the over-the-counter markets.

CONVERTIBLE SECURITIES. The Fund may invest up to 35% of its assets in convertible securities, including convertible debt and convertible preferred stock. Convertible securities are fixed income securities which may be converted at a stated price within a specific amount of time into a specified number of shares of common stock. These securities are usually senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities.

In general, the value of a convertible security is the higher of its investment value (its value as a fixed income security) and its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. The value of convertible securities, however, are also influenced by the value of the underlying common stock.

The Fund will invest only in convertible debt that is rated B or higher by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's Corporation ("S&P") and in preferred stock that is rated b or higher by Moody's or B or higher by S&P. Under normal circumstances, the Fund will not invest 10% or more of its assets in securities rated below BBB or bbb. The Fund may purchase unrated convertible securities if the Adviser determines the security to be of comparable quality to a rated security that the Fund may purchase. Unrated securities may not be as actively traded as rated securities. Securities in the lowest permissible rating categories are characterized by Moody's as generally lacking characteristics of the desirable investment and by S&P as being predominantly speculative. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality) if the Adviser determines that retaining such security is in the best interests of the Fund. A further description of the various rating categories is included in the Statement of Additional Information.

FOREIGN SECURITIES. The Fund's investments in foreign securities involve certain risks, such as exchange rate fluctuations, political or economic instability of the issuer or the country of issue and the possible imposition of exchange controls, withholding taxes on dividends or interest payments, confiscatory taxes or expropriation. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations denominated in U.S. dollars. Foreign securities and their markets may not be as liquid as domestic securities and their markets, and foreign brokerage commissions and custody fees are generally higher than those in the United States. In addition, less information may be publicly available about a foreign company than about a domestic company, and foreign companies may not be subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to its permitted investments in foreign securities, the Fund does not limit the amount of its assets that may be invested in one country or denominated in one currency.

The Fund may invest in sponsored and unsponsored American Depository Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

The Fund may utilize foreign currency forward contracts in order to hedge against uncertainty in the level of future foreign exchange rates. The Fund will not enter into these contracts for speculative purposes. These contracts involve an obligation to purchase or sell a specific currency at a specified future date, usually less than one year from the date of the contract, at a specified price. The Fund may enter into foreign currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. These contracts involve a risk of loss if the Adviser fails to predict currency values correctly and also involve similar risks to those described under "Hedging Strategies." The Fund may also buy and sell foreign currency options, foreign currency futures contracts and options on those futures contracts. See "Hedging Strategies."

ADDITIONAL INVESTMENT POLICIES
The Fund's investment objective and certain investment limitations that are deemed to be fundamental, as described in the Statement of Additional Information, may not be changed without approval of the holders of a majority of the Fund's outstanding voting securities. A majority of the Fund's outstanding voting securities means the lesser of 67% of the shares of the Fund present or represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented or more than 50% of the outstanding shares of the Fund. Except as otherwise indicated, investment policies of the Fund are not deemed to be fundamental and may be changed by the Board of Directors of the Trust (the "Board") without shareholder approval.

BORROWING. As a fundamental policy, the Fund may enter into commitments to purchase securities in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3% of the Fund's total assets. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Fund's total assets. As a nonfundamental policy, the Fund may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made; provided that any such temporary or emergency borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments.

REPURCHASE AGREEMENTS AND LENDING OF PORTFOLIO SECURITIES. The Fund may seek additional income by entering into repurchase agreements or by lending securities from its portfolio to brokers, dealers and other financial institutions. These investments may entail certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty in these transactions or a counterparty defaulted on its obligations, the Fund might suffer a loss. Failure by the other party to deliver a security purchased by the Fund may result in a missed opportunity to make an alternative investment. The Adviser monitors the creditworthiness of counterparties to these transactions and intends to enter into these transactions only when it believes the counterparties present minimal credit risks and the income to be earned from the transaction justifies the attendant risks.Repurchase agreements are transactions in which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. Securities loans must be continuously secured by cash or securities issued or guaranteed as to principal and interest by the United States Government or by any of its agencies and instrumentalities ("U.S. Government Securities") with a market value, determined daily, at least equal to the value of the Fund's securities loaned. When the Fund lends a security it receives interest from the borrower or from investing cash collateral. The Trust's custodian maintains possession of the purchased securities and any underlying collateral in these transactions, the total market value of which on a continuous basis is at least equal to the repurchase price or value of securities loaned, plus accrued interest and which consists of the types of securities in which the Fund may invest directly. The Fund may pay fees to arrange securities loans. The Fund will not lend portfolio securities in excess of 33 1/3% of the value of the Fund's total assets.

WARRANTS. The Fund may invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. Warrants are usually issued by the issuer of the security to which they relate. While warrants may be traded, there is often no secondary market for them and the prices of warrants do not necessarily correlate with the prices of the underlying securities. Holders of warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The Fund will limit its purchases of warrants to not more than 5% of the value of its total assets.

HEDGING STRATEGIES. The Fund may in the future seek to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase through the writing and purchase of exchange-traded and over-the-counter options and the purchase and sale of futures contracts and options on those futures contracts. The Fund may write (sell) covered put and call options and may buy put and call options on equity securities, foreign currencies and stock indices, such as the Standard & Poor's 500 Stock Index. In addition, the Fund may buy or sell stock index and foreign currency futures contracts and may write covered options and buy options on those contracts. Definitions of these instruments may be found in the Appendix to this Prospectus. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security, currency or futures contract or maintains cash, U.S. Government Securities or other liquid, high-grade debt securities in a segregated account with a value at all times sufficient to cover the Fund's obligation under the option.

The Fund will not hedge more than 25% of its total assets by selling futures contracts, buying put options and writing call options. In addition, the Fund will not buy futures contracts or write put options whose underlying value exceeds 25% of the Fund's total assets and will not purchase call options if the value of purchased call options would exceed 5% of the Fund's total assets.

The Fund's use of options and futures contracts would subject the Fund to certain investment risks and transactions cost to which it might not otherwise be subject. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities or currencies and fluctuations in the general securities or currency markets; (2) imperfect correlation between movements in the prices of options, futures contracts or related options and movements in the price of the securities or currencies hedged or used for cover; (3) the fact that skills and techniques needed to trade these instruments are different from those needed to select the other securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time; (5) the possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences; and (6) the potential for unlimited loss when investing in futures contracts. Other risks include the inability of the Fund, as the writer of covered call options, to benefit from the appreciation of the underlying securities above the exercise price and the possible loss of the entire premium paid for options purchased by the Fund.

TEMPORARY DEFENSIVE POSITION. When the Adviser believes that business or financial conditions warrant, the Fund may assume a temporary defensive position. For temporary defensive purposes, the Fund may invest without limit in cash or in investment grade cash equivalents, including (i) short-term U.S. Government Securities, (ii) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks, (iii) prime quality commercial paper, and (iv) repurchase agreements covering any of the securities in which the Fund may invest directly, and, subject to the limits of the Investment Company Act of 1940 (the "Investment Company Act"), in money market mutual funds. During periods when and to the extent that the Fund has assumed a temporary defensive position, it will not be pursuing its investment objective.

PORTFOLIO TRANSACTIONS. From time to time the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. This will increase the Fund's rate of turnover and will result in higher total brokerage costs for the Fund. The Adviser anticipates that the annual turnover in the Fund could be in excess of 50% in future years (but is not expected to equal or exceed 100%). An annual turnover rate of 100% would occur, for example, if all of the securities in the Fund were replaced once in a period of one year.

The Fund has no obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Consistent with its policy of obtaining the best net results, the Fund may conduct brokerage transactions through certain affiliates of the Adviser. The Board has adopted policies to ensure that these transactions are reasonable and fair and that the commissions charged are comparable to those charged by non-affiliated qualified broker-dealers.

4.   MANAGEMENT
The business of the Trust is managed under the direction of the Board of Directors. The Board formulates the general policies of the Fund and generally meets quarterly to review the results of the Fund, monitor investment activities and practices and discuss other matters affecting the Fund and the Trust.

INVESTMENT ADVISER
Pursuant to an investment advisory agreement with the Trust, Austin Investment Management, Inc. serves as investment adviser of the Fund. Subject to the general control of the Board, the Adviser makes investment decisions for the Fund. For its services, the Adviser receives an advisory fee that is accrued daily and paid monthly at an annual rate of 1.5% of the average daily net assets of the Fund.

The Adviser, which is located at 375 Park Avenue, New York, New York 10152, is a registered investment adviser and provides investment management services to pension plans, endowment funds, institutional and individual accounts. As of the date of this Prospectus, the Adviser had approximately $115 million of assets under management and was controlled by Peter Vlachos, president and chief portfolio manager of the Adviser since its organization in 1989.

Mr. Vlachos has been portfolio manager of the Fund since the Fund's inception and, as such, is responsible for the day-to-day management of the Fund's portfolio. Prior to his establishment of the Adviser, Mr. Vlachos was a portfolio manager at Neuberger & Berman, Inc. Prior thereto, Mr. Vlachos held various positions at Dreyfus Corp., including president and vice president of two investment companies managed by Dreyfus with over $2 billion in combined assets for which he was portfolio manager.

ADMINISTRATION
On behalf of the Fund, the Trust has entered into an Administration and Distribution Agreement with Forum Financial Services, Inc. ("Forum"). As provided in this agreement, Forum is responsible for the supervision of the overall management of the Trust (including the Trust's receipt of services which the Trust is obligated to pay for), providing the Trust with general office facilities and providing persons satisfactory to the Board of Directors to serve as officers of the Trust. For these services, Forum receives a fee computed and paid monthly at an annual rate of 0.25% of the average daily net assets of the Fund. Like the Adviser, Forum, in its sole discretion, may waive all or any portion of its fees.

Forum, which is located at Two Portland Square, Portland, Maine 04101, was incorporated under the laws of the State of Delaware on February 7, 1986 and as of the date of this Prospectus provided management and administrative services to registered investment companies and collective investment funds with assets of approximately $18 billion. Forum is a registered broker-dealer and investment adviser and is a member of the National Association of Securities Dealers, Inc. As of the date of this Prospectus, Forum was controlled by John
Y. Keffer, President and Chairman.

DISTRIBUTION
Pursuant to the Administration and Distribution Agreement, Forum acts as the distributor of the Fund's shares. Under a distribution plan (the "Plan") adopted by the Board, the Fund may reimburse Forum for the distribution expenses incurred by Forum on behalf of the Fund. These expenses may include the cost of advertising and promotional materials, providing prospective shareholders with the Fund's prospectus, statement of additional information and shareholder reports, reimbursing the Adviser for its distribution expenses and compensating others who may provide assistance in distributing shares of the Fund. These expenses may include costs of Forum's offices such as rent, communications equipment, employee salaries and overhead costs. The Fund will not reimburse Forum for any expenses in any fiscal year of the Fund in excess of 0.25% of the Fund's average daily net assets. During the period in which the Plan and the related Administration and Distribution Agreement are in effect, the Board will from time to time determine the amount of distribution expense reimbursement to be paid. It is anticipated that no distribution fees will be approved by the Board for the Fund's current fiscal year. Unreimbursed expenses of the Distributor incurred during a fiscal year of the Trust may not be reimbursed by the Trust in future years or after the termination of the Plan or the Administration and Distribution Agreement.

TRANSFER AGENT
The Trust has entered into a Transfer Agency Agreement with Forum Financial Corp. (the "Transfer Agent") pursuant to which the Transfer Agent acts as the Fund's transfer agent and dividend disbursing agent. The Transfer Agent maintains for each shareholder of record, an account (unless such accounts are maintained by sub-transfer agents) to which all shares purchased are credited, together with any distributions that are reinvested in additional shares. The Transfer Agent also performs other transfer agency functions and acts as dividend disbursing agent for the Trust. In addition, the Transfer Agent performs portfolio accounting services for the Fund, including determination of the Fund's net asset value.

EXPENSES OF THE TRUST
The Fund's expenses comprise Trust expenses attributable to the Fund, which are charged to the Fund, and those not attributable to a particular fund of the Trust, which are allocated among the Fund and all other funds of the Trust in proportion to their average net assets. The Trust is responsible for all of its expenses, including: interest charges, taxes, brokerage fees and commissions; certain insurance premiums; fees, interest charges and expenses of the Trust's custodian and transfer agent; fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; telecommunications expenses; funds transmission expenses; auditing, legal and compliance expenses; costs of forming the Trust and maintaining corporate existence; costs of preparing and printing the Trust's prospectuses, statements of additional information and shareholder reports and delivering them to existing shareholders; costs of maintaining books and accounts; costs of reproduction, stationery and supplies; compensation of the Trust's directors; compensation of the Trust's officers and employees who are not employees of the Adviser, Forum or their respective affiliates and costs of other personnel performing services for the Trust;

costs of corporate meetings; Securities and Exchange Commission registration fees and related expenses; state securities laws registration fees and related expenses; the fees payable under the Advisory Agreement, the Administration and Distribution Agreement; and any fees and expenses payable pursuant to the Plan. The Adviser has agreed to reimburse the Trust for certain of the Fund's operating expenses which in any year exceed the limits prescribed by any state in which the Fund's shares are qualified for sale.

5.   PURCHASES AND REDEMPTIONS OF SHARES

GENERAL
PURCHASES. Shares of the Fund may be purchased without a sales charge at their net asset value on any weekday except customary national business holidays and Good Friday ("Fund Business Day"). See "Other Information - Determination of Net Asset Value."

Shares of the Fund are issued at a price equal to the net asset value per share next determined after an order in proper form is accepted by the Transfer Agent. The Fund's net asset value is calculated at 4:00 p.m., Eastern time on each Fund Business Day. Fund shares become entitled to receive dividends on the next Fund Business Day after the acceptance of an order.

The Fund reserves the right to reject any subscription for the purchase of its shares. Stock certificates are issued only to shareholders of record upon their written request, and no certificates are issued for fractional shares.

REDEMPTIONS. There is no redemption charge, no minimum period of investment, and no restriction on frequency of redemptions. The date of payment of redemption proceeds may not be postponed for more than seven days after shares are tendered to the Transfer Agent for redemption by a shareholder of record. The right of redemption may not be suspended except in accordance with the Investment Company Act.

Redemptions are effected at a price equal to the net asset value per share next determined following acceptance by the Transfer Agent of the redemption order in proper form (and any supporting documentation which the Transfer Agent may require). Shares redeemed are not entitled to participate in dividends declared after the day on which a redemption becomes effective.

Redemption requests will not be effected unless any check used for investment has been cleared by the shareholder's bank, which may take up to 15 calendar days. This delay may be avoided by investing in the Fund through wire transfers. Normally redemption proceeds are paid immediately following any redemption, but in no event later than seven days after redemption, by check mailed to the shareholder of record at his record address. Shareholders that wish to redeem shares by Telephone or by Bank Wire must elect these options by properly completing the appropriate sections of their account application.

PURCHASE AND REDEMPTION PROCEDURES
Investors may obtain the account application necessary to open an account by writing the Transfer Agent at one of the addresses listed on the cover page to this prospectus.

There is a $10,000 minimum for initial investments in the Fund and a $2,500 minimum for subsequent purchases, except for individual retirement accounts (See "Purchases and redemptions of Shares - Individual Retirement Accounts"). Shareholders will receive from the Trust periodic statements listing account activity during the statement period.

The Fund sells and redeems its shares on a continuing basis at the net asset value of the shares next determined following the receipt by the Transfer Agent of a purchase or redemption order in proper form including, in the case of purchases, Federal Funds. An investor's funds will not be accepted or invested by the Fund during the period before the Fund's receipt of Federal Funds.

INITIAL PURCHASE OF SHARES
MAIL. Investors may send a check made payable to the Trust along with a completed account application to the Transfer Agent at:
          Austin Global Equity Fund
          P.O. Box 446
          Portland, Maine  04112

Checks are accepted at full value subject to collection. If a check does not clear, the purchase order will be canceled and the investor will be liable for any losses or fees incurred by the Trust, the Transfer Agent or Forum.

BANK WIRE. To make an initial investment in the Fund using the fed wire system for transmittal of money among banks, an investor should first telephone the Transfer Agent at (207) 879-0001 to obtain an account number for an initial investment. The investor should then instruct a member commercial bank to wire his money immediately to:
     The First National Bank of Boston
     Boston, Massachusetts
     ABA # 011000390
          For Credit to:  Forum Financial Corp.
          Account # 541-54171
          Austin Global Equity Fund
          (Investor's Name)
          (Investor's Account Number)

The investor should then promptly complete and mail the account application.

Any investor planning to wire funds should instruct his bank early in the day so the wire transfer can be accomplished the same day. There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Trust does not charge investors for the receipt of wire transfers.

THROUGH BROKERS. Shares may be purchased and redeemed through brokers and other financial institutions that have entered into sales agreements with Forum.
These institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Trust. The Trust is not responsible for the failure of any institution to promptly forward these requests.

Investors who purchase shares will be subject to the procedures of their institution, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in the Fund directly. These investors should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. Customers who purchase Fund shares in this manner may or may not be the shareholder of record and, subject to their institution's and the Fund's procedures, may have Fund shares transferred into their name. There is typically a one to five day settlement period for purchases and redemptions through broker-dealers.

SUBSEQUENT PURCHASES OF SHARES
Subsequent purchases may be made by mailing a check, by sending a bank wire or through a broker as indicated above. Shareholders using the wire system for subsequent purchases should first telephone the Transfer Agent at (207) 879-8909 to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.

REDEMPTION OF SHARES
Shareholders that wish to redeem shares by telephone or receive redemption proceeds by bank wire must elect these options by properly completing the appropriate sections of their account application. These privileges may not be available until several weeks after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone.

REDEMPTION BY MAIL. Shareholders may make a redemption in any amount by sending a written request to the Transfer Agent accompanied by any stock certificate that may have been issued to the shareholder. All certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed and all written requests for redemption must be signed by the shareholder with signature guaranteed.

TELEPHONE REDEMPTION. A shareholder that has elected telephone redemption privileges may make a telephone redemption request by calling the Transfer Agent at (207) 879-8909. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Trust and the Transfer Agent will employ reasonable procedures to confirm that such instructions are genuine. Shareholders must provide the Transfer Agent with the shareholder's account number, the exact name in which the shares are registered and some additional form of identification such as a password. The Trust or the Transfer Agent may employ other procedures such as recording certain transactions. If such procedures are followed, neither the Transfer Agent nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements.

During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement. In response to the telephone redemption instruction, the Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds. Shares for which certificates have been issued may not be redeemed by telephone.

BANK WIRE REDEMPTION. With respect to any redemption of more than $10,000, a shareholder may request the Fund to transmit the proceeds by Federal Funds wire to a bank account designated in writing. To request bank wire redemptions by telephone, the shareholder must have elected to be able to redeem shares by telephone.

OTHER REDEMPTION MATTERS. A signature guarantee is required for any written redemption request and for any endorsement on a stock certificate. In addition, a signature guarantee also is required for instructions to change a shareholder's record name or address, designated bank account for wire redemptions or automatic investment or redemption, dividend election, telephone redemption or exchange option election or any other option election in connection with the shareholder's account. Signature guarantees may be provided by any eligible institution, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures, acceptable to the Transfer Agent. Whenever a signature guarantee is required, each person required to sign for the account must have his signature guaranteed.

The Transfer Agent will deem a shareholder's account "lost" if correspondence to the shareholder's address of record is returned for six months, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $10,000. The Fund will not redeem accounts that fall below this amount solely as a result of a reduction in net asset value.

INDIVIDUAL RETIREMENT ACCOUNTS
The Fund may be a suitable investment vehicle for part or all of the assets held in individual retirement accounts ("IRAs"). The minimum initial investment for investors opening an IRA or investing through their own IRA is $2,000, and the minimum subsequent investment is $1,000. Individuals may make tax-deductible IRA contributions of up to a maximum of $2,000 annually. However, the deduction will be reduced if the individual or, in the case of a married individual filing jointly, either the individual or the individual's spouse is an active participant in an employer-sponsored retirement plan and has adjusted gross income above certain levels.

6.   DIVIDENDS AND TAX MATTERS

DIVIDENDS
Dividends of the Fund's net investment income are declared and paid annually. Net capital gains realized by the Fund, if any, also will be distributed annually.

Shareholders may choose either to have all dividends reinvested in additional shares of the Fund or received in cash or to have dividends of net capital gain reinvested in additional shares of the Fund and dividends of net investment income paid in cash. All dividends are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Fund.

Income dividends will be reinvested at the Fund's net asset value as of the last day of the period with respect to which the dividends are paid. Capital gain dividends will be reinvested at the net asset value of the Fund on the payment date for the dividend. All dividends are reinvested unless another option is selected. All dividends not reinvested will be paid to the shareholder in cash and may be made more than seven days following the date on which dividends would otherwise be reinvested.

TAXES
TAXATION OF THE FUND. The Fund intends to qualify for each fiscal year to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). As such, the Fund will not be liable for Federal income and excise taxes on the net investment income and capital gains distributed to its shareholders in accordance with the applicable provisions of the Code. The Fund intends to distribute all of its net income and net capital gains each year. Accordingly, the Fund should thereby avoid all Federal income and excise taxes.

SHAREHOLDER TAX MATTERS. Dividends paid by the Fund out of its net investment income (including realized net short term capital gains) are taxable to the shareholders of the Fund as ordinary income. Distributions of net long-term capital gain, if any, realized by the Fund are taxable to the shareholders as long-term capital gain, regardless of the length of time the shareholder may have held his shares in the Fund at the time of distribution. A portion of the Fund's dividends may qualify for the dividends received deduction available to corporations.

If a shareholder holds shares for six months or less and during that period receives a distribution taxable to the shareholder as a long-term capital gain, any loss realized on the sale of the shareholder's shares during that six-month period would be deemed a long-term loss to the extent of the distribution.

Any dividend or distribution received by a shareholder on shares of the Fund will have the effect of reducing the net asset value of the shareholder's shares by the amount of the dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to the shareholder as described above.

Investment income received by the Fund from sources within foreign countries may be subject to foreign income or other taxes. Under certain circumstances, shareholders will be notified of their share of these taxes and will be required to include that amount as income. In that event, the shareholder may be entitled to claim a credit or deduction for those taxes.

GENERAL. The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) paid to a non-corporate shareholder unless such shareholder certifies in writing that the social security or tax identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Reports containing appropriate information with respect to the Federal income tax status of dividends and distributions paid during the year by the Fund will be mailed to shareholders shortly after the close of each year.

7.   OTHER INFORMATION

Prior to August 30, 1996, the Fund was a separate portfolio named Austin Global Equity Fund of Stone Bridge Funds, Inc., a Maryland corporation.

DETERMINATION OF NET ASSET VALUE
The Trust determines the net asset value per share of the Fund as of 4:00 p.m., Eastern time, on each Fund Business Day by dividing the value of the Fund's net assets (I.E., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the number of shares outstanding at the time the determination is made. Securities owned by the Fund for which market quotations are readily available are valued at current market value, or, in their absence, at fair value as determined by the Board. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order as described under "Purchases and Redemptions of Shares."

THE TRUST AND ITS SHARES
The Trust was originally incorporated in Maryland on March 24, 1980 and assumed the name of Forum Funds, Inc. on March 16, 1987. On January 5, 1996, Forum Funds, Inc. was reorganized as a Delaware business trust. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may in the future divide portfolios or series into two or more classes of shares (such as Investor and Institutional Shares). Currently the authorized shares of the Trust are divided into 15 separate series.

Each share of each fund of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular portfolio or class, except if the matter affects only one portfolio or class or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all dividends and distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.

From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.

PERFORMANCE INFORMATION
The Fund's performance may be quoted in advertising in terms of yield or total return. Both types of performance are based on the Fund's historical results and are not intended to indicate future performance. The Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calculate yield, the Fund takes the interest income it earned from its portfolio of investments for a 30 day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the beginning of the 30 day period. The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gain or loss.

The Fund's advertisements may refer to ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or CDA/Wiesenberger. In addition, the performance of the Fund may be compared to recognized indices of market performance. The comparative material found in the Fund's advertisements, sales literature or reports to shareholders may contain performance ratings. These are not to be considered representative or indicative of future performance.

                                    APPENDIX
OPTIONS ON EQUITY SECURITIES (sometimes referred to as stock options) - A call option is a short-term contract pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security, upon exercise at the exercise price during the option period.

OPTIONS ON STOCK INDEXES - A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional stock options except that exercises of stock index options are effected with cash payments and do not involve delivery of securities. Thus, upon exercise of a stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

FOREIGN CURRENCY OPTIONS - A foreign currency option operates in the same manner as an option on securities. Options on foreign currencies are primarily traded in the over-the-counter market.

STOCK INDEX FUTURES CONTRACTS - A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the index is made. Generally contracts are closed out prior to the expiration date of the contract.

FOREIGN CURRENCY FUTURES CONTRACTS - A foreign currency futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of a quantity of a foreign currency called for in a contract at a specified future time and at a specific price. Although these contracts call for delivery of or acceptance of the foreign currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

OPTIONS ON FUTURES CONTRACTS - Options on futures contracts are similar to stock options except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUND'S SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

OAK HALL-REGISTERED TRADEMARK- EQUITY FUND

Two Portland Square
Portland, Maine 04101

ACCOUNT INFORMATION AND
SHAREHOLDER SERVICING:
     Forum Financial Corp.
     Two Portland Square
     Portland, Maine 04101
     (207) 879-0001

This Prospectus offers shares of the Oak Hall-Registered Trademark- Equity Fund (the "Fund"), which is a diversified portfolio of Forum Funds (the "Trust"), an open-end, management investment company. The investment objective of the Fund is to seek capital appreciation by investing primarily in a portfolio of common stock and securities convertible into common stock. Shares of the Fund are offered to investors without any sales charge, but the Fund may bear certain of its distribution expenses.

This Prospectus sets forth concisely the information concerning the Fund and the Trust that a prospective investor should know before investing. The Trust has filed with the Securities and Exchange Commission a Statement of Additional Information dated November 1, 1996, which contains more detailed information about the Fund and the Trust and which is hereby incorporated into this Prospectus by reference. An investor may obtain a copy of the Statement of Additional Information without charge by contacting Shareholder Servicing at the address or phone number listed above.


    INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

November 1, 1996

1.   PROSPECTUS SUMMARY

SUMMARY OF THE FUND

INVESTMENT OBJECTIVE AND POLICIES. The Fund seeks capital appreciation by investing primarily in a portfolio of common stock and securities convertible into common stock. The Fund also may invest up to 30% of its assets in the securities of foreign companies and may use certain investment techniques, all of which may entail special risks. See "Investment Objective, Policies and Limitations."
MANAGEMENT. Oak Hall-Registered Trademark- Capital Advisors, L.P. (the "Adviser") is the Fund's investment adviser and makes investment decisions for the Fund. Forum Financial Services, Inc., distributes the Fund's shares and administers the Fund. See "Management." The Fund bears certain expenses in connection with the sale of its shares. See "Management - Distribution." PURCHASES AND REDEMPTIONS. Shares of the Fund are offered at the next-determined net asset value without a sales charge to investors who plan to invest a minimum of $10,000 in the Fund. Shares of the Fund may be redeemed from the Fund at their next-determined net asset value on any Fund Business Day. See "Purchases and Redemptions of Shares."
DIVIDENDS. Dividends representing the net investment income of the Fund are declared and paid at least annually. Net capital gains realized by the Fund, if any, also will be distributed annually. Dividends and distributions are reinvested in additional shares of the Fund unless a shareholder elects to have them paid in cash. See "Dividends and Tax Matters."
RISK FACTORS. There can be no assurance that the Fund will achieve its investment objective and the Fund's net asset value will fluctuate based upon changes in the value of its portfolio securities. Certain investments and investment techniques of the Fund may entail additional risks or have speculative characteristics. These include investments in small companies whose securities are not actively traded, investments in debt securities rated below investment grade, and investments in securities of foreign issuers. See "Investment Objective, Policies and Limitations." The Fund is not intended to provide a complete or balanced investment program for all investors.

EXPENSES OF INVESTING IN THE FUND
The purpose of the following table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. There are no transaction charges associated with purchases and redemptions.

                         ANNUAL FUND OPERATING EXPENSES
                     (as a percentage of average net assets)
     Advisory Fees(after fee waivers). . . . . . . . . . .0.31%
     12b-1 Fees. . . . . . . . . . . . . . . . . . . . . .0.00%
     Other Expenses(after expense reimbursements). . . . .1.69%
                                                          ----
     Total Fund Operating Expenses . . . . . . . . . . . .2.00%

The amounts of expenses are based on actual amounts incurred during the Fund's most recent fiscal year ended June 30, 1996. Absent certain expense reimbursements and fee waivers, during the most recent fiscal year, the Investment Advisory Fees, Other Expenses, and Total Operating Expenses of the Fund would have been 0.75%, 1.69%, and 2.44%, respectively. For a further description of the various costs and expenses incurred in the Fund's operation, see "Management."

EXAMPLE

The following is a hypothetical example that indicates the dollar amount of expenses an investor would pay assuming a $1,000 investment, a 5% annual return, reinvestment of all dividends and distributions and full redemption at the end of each period:

          1 Year       3 Years      5 Years       10 Years
          ------       -------      -------       --------
          20$          63$          108$          223$

The example is based on the expenses listed in the "Annual Fund Operating Expenses" table above. The 5% annual return is not a prediction of and does not represent the Fund's projected returns; rather it is required by government regulation. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN THOSE INDICATED.

2.   FINANCIAL HIGHLIGHTS
The following represents selected data for a single share outstanding of the Fund for the period indicated. The information for the periods ending June 30, 1996, 1995 and 1994 was audited in connection with an audit of the Trust's financial statements by Deloitte & Touche, independent auditors. The financial statements and auditors' report thereon are contained in the Annual Report which is incorporated by reference into the Statement of Additional Information. The information for the period ending June 30, 1993 was audited by other independent auditors. Further information about the Fund's performance is contained in the Annual Report, which may be obtained without charge.


                                                      Year Ended June 30

                                             1996       1995       1994      1993(a)
                                           ------     ------     ------      ------
Beginning Net Asset Value per Share        $11.33     $12.55     $14.30      $10.00
Net Investment Income (Loss)                (0.32)(c)  (0.03)     (0.09)     ---
Net Realized and Unrealized
     Investment Gain (Loss) on Investments   2.60      (0.10)     (0.52)       4.31
Distributions from Net Realized Gains      ---         (1.09)     (1.14)      (0.01)
                                           ------     ------     ------      ------
Ending Net Asset Value per Share           $13.61     $11.33     $12.55      $14.30
Ratios to Average Net Assets:
     Expenses(b)                             2.00%      2.00%      2.01%       1.23%(d)
     Net Investment Loss                    (1.14%)    (0.23)%(c) (0.96%)     (0.07%)(d)
Total Return                                20.12%     (1.07)%    (5.14%)     45.12%(d)
Portfolio Turnover Rate                    157.01%    115.33%    168.61%     187.94%
Average Commission Rate                     $0.0601(e)   ---     ---         ---
                                                      ------     ------      ------
Net Assets at the End of Period
 (000's Omitted)                            12,257   $16,339    $35,470      $12,581

(a) For the period July 13, 1992 (commencement of operations) through June 30, 1993.
(b) During the periods, various fees and expenses were waived and reimbursed, respectively. Had these waivers and reimbursements not occurred, the ratio of expenses to average net assets would have been:
       Expenses                         2.44%     2.00%     2.17%     5.91%(d)
(c)  Calculated using the weighted average shares outstanding.
(d)  Annualized.
(e) Amount represents the average commission per share paid to brokers on the purchase or sale of equity securities.

3.   INVESTMENT OBJECTIVE, POLICIES, AND LIMITATIONS

INVESTMENT OBJECTIVE AND POLICIES
The investment objective of the Fund is to seek capital appreciation by investing primarily in a portfolio of common stock and securities convertible into common stock. Except during periods when the Fund assumes a temporary defensive position, the Fund will have at least 65% of its total assets invested in common stock and securities convertible into common stock. There can be, of course, no assurance that the Fund will achieve its investment objective.

The Fund intends to invest principally in companies that, in the view of the Adviser, possess above average growth potential or attractive valuations. The Adviser seeks to identify and invest in companies it believes have a minimum of downside risk and whose stock is selling at a discount from previous peak prices. In addition, the Adviser seeks to invest in companies whose fundamental attributes, in the Adviser's opinion, are improving but whose improvement has not been fully recognized by the investment community. Consequently, the Adviser anticipates that the Fund's portfolio will exhibit a high degree of volatility or price fluctuation when compared to the market averages. In seeking these investments, the Adviser relies primarily on a company by company analysis (rather than on broader analysis of industry or economic trends). The Fund may invest in the securities of issuers in any industry, but the Adviser emphasizes investments in those industries for which the Adviser believes the economic cycle is improving. The Fund may purchase the shares of small companies whose stock is less actively traded and which have greater appreciation potential and a correspondingly higher level of risk than larger companies whose shares are actively traded. The securities in which the Fund invests may be traded on securities exchanges or in the over-the-counter markets.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities, including convertible debt and convertible preferred stock. The Fund will invest only in convertible debt that is rated B or higher by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's Corporation ("S&P") and in preferred stock that is rated b or higher by Moody's or B or higher by S&P. The Fund may purchase unrated convertible securities if the Adviser determines the security to be of comparable quality to a rated security that the Fund may purchase. Unrated securities may not be as actively traded as rated securities. Securities in the lowest permissible rating categories are characterized by Moody's as generally lacking characteristics of the desirable investment and by S&P as being predominantly speculative. In addition, securities in these categories may involve the same type of risks as the "Debt Securities" described below, although to a lesser degree. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality) if the Adviser determines that retaining such security is in the best interests of the Fund.A further description of the various rating categories is included in the Statement of Additional Information.

DEBT SECURITIES. The Fund may invest up to 25% of the value of its total assets in heavily discounted non-investment grade, high risk, corporate debt securities (commonly referred to as "junk bonds") rated in any category by Moody's or S&P, or unrated, as an alternative to investing in equity securities. In these instances, investment selection is based upon the independent research activity of the Adviser and ratings of generally recognized bond rating agencies, such as Moody's or S&P. Bonds rated in Moody's lowest rating category, C, are characterized as having extremely poor prospects of ever attaining any real investment standing. Bonds rated in S&P's lowest rating category, D, are characterized as being in default. Non-investment grade, high risk securities provide poor protection for payment of principal and interest but have greater potential for capital appreciation than do higher quality securities. These lower rated securities involve greater risk of default or price changes due to changes in the issuer's creditworthiness than do higher quality securities. The market for these securities may be thinner and less active than that for higher quality securities, which may affect the price at which the lower rated securities can be sold. In addition, the market prices of lower rated securities may fluctuate more than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty or rising interest rates.

A further description of the various rating categories is included in the Statement of Additional Information.

ADDITIONAL INVESTMENT POLICIES

FOREIGN SECURITIES. The Fund may invest up to 30% of the value of its total assets in securities of foreign issuers, in American Depository Receipts ("ADRs") and in securities denominated in foreign currencies (collectively, "foreign securities"). Investments in foreign securities involve certain risks, such as exchange rate fluctuations, political or economic instability of the issuer or the country of issue and the possible imposition of exchange controls, withholding taxes on dividends or interest payments, confiscatory taxes or expropriation. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations denominated in U.S. dollars. Foreign securities and their markets may not be as liquid as domestic securities and their markets, and foreign brokerage commissions and custody fees are generally higher than those in the United States. In addition, less information may be publicly available about a foreign company than about a domestic company, and foreign companies may not be subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to its permitted investments in foreign securities, the Fund does not limit the amount of its assets that may be invested in one country or denominated in one currency. The Fund may invest in sponsored and unsponsored ADRs, which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.The Fund may utilize foreign currency forward contracts in order to hedge against uncertainty in the level of future foreign exchange rates. The Fund will not enter into these contracts for speculative purposes. These contracts involve an obligation to purchase or sell a specific currency at a specified future date, usually less than one year from the date of the contract, at a specified price. The Fund may enter into foreign currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. These contracts involve a risk of loss if the Adviser fails to predict currency values correctly and also involve similar risks to those described under "Hedging Strategies." The Fund may also buy and sell foreign currency options and other derivatives, foreign currency futures contracts and options on those futures contracts. See "Hedging Strategies."

WARRANTS. The Fund may invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. Warrants are usually issued by the issuer of the security to which they relate. While warrants may be traded, there is often no secondary market for them and the prices of warrants do not necessarily correlate with the prices of the underlying securities. Holders of warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The Fund will limit its purchases of warrants to not more than 5% of the value of its total assets.

REPURCHASE AGREEMENTS AND LENDING OF PORTFOLIO SECURITIES. The Fund may seek additional income by entering into repurchase agreements or by lending portfolio securities (principally brokers-dealers, except the Adviser's affiliates, or to institutional investors). These investments may entail certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty in these transactions or a counterparty defaulted on its obligations, the Fund might suffer a loss. Failure by the other party to deliver a security purchased by the Fund may result in a missed opportunity to make an alternative investment. The Adviser monitors the creditworthiness of counterparties to these transactions and intends to enter into these transactions only when it believes the counterparties present minimal credit risks and the income to be earned from the transaction justifies the attendant risks.

Repurchase agreements are transactions in which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. Securities loans must be continuously secured by cash or securities issued or guaranteed as to principal and interest by the United States Government or by any of its agencies and instrumentalities ("U.S. Government Securities") with a market value, determined daily, at least equal to the value of the Fund's securities loaned. When the Fund lends a security it receives interest from the borrower or from investing cash collateral. The Trust's custodian maintains possession of the purchased securities and any underlying collateral in these transactions, the total market value of which on a continuous basis is at least equal to the repurchase price or value of securities loaned, plus accrued interest and which consists of the types of securities in which the Fund may invest directly. The Fund will limit securities lending to not more than 10% of the value of its total assets.

HEDGING STRATEGIES. The Fund may in the future seek to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase through the writing and purchase of exchange-traded and over-the-counter options and the purchase and sale of futures contracts and options on those futures contracts. The Fund may write (sell) covered put and call options and may buy put and call options on equity securities, foreign currencies and stock indices, such as the Standard & Poor's 500 Stock Index. In addition, the Fund may buy or sell stock index and foreign currency futures contracts and may write covered options and buy options on those contracts. Definitions of these instruments may be found in the Appendix to this Prospectus. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security, currency or futures contract or maintains cash, U.S. Government securities or other liquid, high-grade debt securities in a segregated account with a value at all times sufficient to cover the Fund's obligation under the option. A further description of these investment techniques, including the limitations on their use, is contained in the Statement of Additional Information.

The Fund's use of options and futures contracts would subject the Fund to certain investment risks and transactions cost to which it might not otherwise be subject. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities or currencies and fluctuations in the general securities or currency markets; (2) imperfect correlation between movements in the prices of options, futures contracts or related options and movements in the price of the securities or currencies hedged or used for cover; (3) the fact that skills and techniques needed to trade these instruments are different from those needed to select the other securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time; (5) the possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences and (6) the potential for unlimited loss when investing in futures contracts. Other risks include the inability of the Fund, as the writer of covered call options, to benefit from the appreciation of the underlying securities above the exercise price and the possible loss of the entire premium paid for options purchased by the Fund.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. The Fund may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price or yield is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. The use of when-issued transactions and forward commitments enables the Fund to hedge against anticipated changes in interest rates and prices. If the Adviser were to forecast incorrectly the direction of interest rate movements, the Fund might be required to complete its when-issued or forward commitment transactions at prices below current market values. In other words, the Fund may have paid more for the securities than the securities are worth on the date the Fund fulfills its commitment.

TEMPORARY DEFENSIVE POSITION. When the Adviser believes that business or financial conditions warrant, the Fund may assume a temporary defensive position. For temporary defensive purposes, the Fund may invest without limit in cash or in investment grade cash equivalents, including (i) short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities ("U.S. Government Securities"), (ii) prime quality certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States, (iii) prime quality commercial paper, and (iv) repurchase agreements covering any of the securities in which the Fund may invest directly, and, subject to the limits of the Investment Company Act of 1940 (the "Investment Company Act,") money market mutual funds. During periods when and to the extent that the Fund has assumed a temporary defensive position, it will not be pursuing its investment objective.

GENERAL

PORTFOLIO TRANSACTIONS.   The frequency of portfolio transactions (the portfolio
turnover rate) will vary from year to year depending on market conditions. From time to time the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. This will increase the Fund's rate of turnover and will result in higher total brokerage costs for the Fund. An annual turnover rate of 100% would occur, for example, if all of the securities in the Fund were replaced once in a period of one year. The Adviser weighs the anticipated benefits of short-term investments against these consequences.

The Fund has no obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Consistent with its policy of obtaining the best net results, the Fund may conduct brokerage transactions through certain affiliates of the Adviser. The Board of Directors of the Trust has adopted policies, as required by the Investment Company Act, to ensure that these transactions are reasonable and fair and that the commissions charged are comparable to those charged by non-affiliated qualified broker-dealers.

CHANGES IN INVESTMENT OBJECTIVE AND POLICIES. The investment objective of the Fund is a fundamental policy of the Fund and, along with any other policies of the Fund that are deemed to be fundamental, may not be changed without approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act. Except as otherwise indicated, investment policies of the Fund are not deemed to be fundamental and may be changed by the Board of Directors without share-holder approval.

INVESTMENT LIMITATIONS. The Fund has adopted the following investment limitations which, except for (5), are fundamental policies of the Fund. Additional limitations are listed in the Statement of Additional Information. The Fund may not:

(1) Borrow money, except the Fund may enter into commitments to purchase securities in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3% of the Fund's total assets.

(2) Make loans to other persons except for loans of portfolio securities, through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments.

(3) Purchase the securities of issuers (other than U.S. Government Securities) conducting their business activity in the same industry if, immediately after such purchase, the value of investments in such industry would comprise 25% or more of the value of the Fund's total assets.

(4) Purchase a security if, as a result (a) more than 5% of the Fund's total assets would be invested in the securities of a single issuer, or (b) the Fund would own more than 10% of the outstanding voting securities of a single issuer. This limitation applies only with respect to 75% of the Fund's total assets and does not apply to U.S. Government Securities.

(5) Invest more than 15% of its net assets in securities that are not readily marketable, including repurchase agreements maturing in more than seven days.

If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or redemptions of Fund shares will not be considered a violation of the limitation.

4.   MANAGEMENT

The business of the Trust is managed under the direction of the Board of Directors.

INVESTMENT ADVISER
Oak Hall-Registered Trademark- Capital Advisors, L.P. is the investment adviser of the Fund pursuant to an Investment Advisory Agreement with the Trust.
Subject to the general control of the Board of Directors, the Adviser makes investment decisions for the Fund. For its services under the Advisory Agreement, the Adviser receives an advisory fee at an annual rate of 0.75% of the average daily net assets of the Fund. The Adviser's fees are accrued daily and paid monthly. The Adviser, in its sole discretion, may waive all or any portion of its advisory fee. Any waiver would have the effect of increasing the Fund's yield for the period during which the waiver was in effect and would not be recouped by the Adviser at a later date.

John C. Hathaway, President and Chief Investment Officer of the Adviser, has been the Fund's portfolio manager since inception of the Fund. Prior to his association with the Adviser in May of 1989, Mr. Hathaway was a principal at Hudson Capital Advisors. Mr. Hathaway has approximately 20 years experience in the investment management business.

The Adviser, which is located at 24th Floor, 122 East 42nd Street, New York, New York 10168, is a registered investment adviser and provides investment management services to pension plans, endowment funds, institutional and individual accounts. As of the date of this Prospectus, the Adviser had approximately $200 million of assets under management. The Adviser was incorporated under the laws of the State of New York in 1984 and is a wholly owned subsidiary of American Securities Holding Corporation ("ASHC"). ASHC is wholly owned by a trust, the beneficiaries of which are members of the William Rosenwald family.

ADMINISTRATION
On behalf of the Fund, the Trust has entered into an Administration and Distribution Agreement with Forum Financial Services, Inc. ("Forum"). As provided in this agreement, Forum is responsible for the supervision of the overall management of the Trust (including the Trust's receipt of services which the Trust is obligated to pay for), providing the Trust with general office facilities and providing persons satisfactory to the Board of Directors to serve as officers of the Trust. For these services, Forum receives a fee computed and paid monthly at an annual rate of 0.25% of the average daily net assets of the Fund. Like the Adviser, Forum, in its sole discretion, may waive all or any portion of its fees. Forum, which is located at Two Portland Square, Portland, Maine 04101, was incorporated under the laws of the State of Delaware on February 7, 1986 and as of the date hereof provided management and administrative services to registered investment companies and collective investment funds with assets of approximately $18 billion. Forum is a registered broker-dealer and investment adviser and is a member of the National Association of Securities Dealers, Inc. As of the date of this Prospectus, Forum is controlled by John Y. Keffer, President and Chairman.

DISTRIBUTION
Pursuant to the Administration and Distribution Agreement, Forum acts as the distributor of the Fund's shares. Under a distribution plan (the "Plan") adopted by the Board of Directors, the Fund may reimburse Forum for the distribution expenses incurred by Forum on behalf of the Fund. These expenses may include the cost of advertising and promotional materials, providing prospective shareholders with the Fund's prospectus, statement of additional information and shareholder reports, reimbursing the Adviser for its distribution expenses and compensating others who may provide assistance in distributing shares of the Fund. These expenses may include costs of Forum's offices such as rent, communications equipment, employee salaries and overhead costs. The Fund will not reimburse Forum for any expenses in any fiscal year of the Fund in excess of 0.20% of the Fund's average daily net assets. During the period in which the Plan and the related Administration and Distribution Agreement are in effect, the Board of Directors will from time to time determine the amount of distribution expense reimbursement to be paid. Unreimbursed expenses of the Distributor incurred during a fiscal year of the Trust may not be reimbursed by the Trust in future years or after the termination of the Plan or the Administration and Distribution Agreement.

TRANSFER AGENT
The Trust has entered into a Transfer Agency Agreement with Forum Financial Corp. (the "Transfer Agent") pursuant to which the Transfer Agent acts as the Fund's transfer agent and dividend disbursing agent. The Transfer Agent maintains for each shareholder of record, an account (unless such accounts are maintained by sub-transfer agents) to which all shares purchased are credited, together with any distributions that are reinvested in additional shares. The Transfer Agent also performs other transfer agency functions and acts as dividend disbursing agent for the Trust. In addition, the Transfer Agent performs portfolio accounting services for the Fund, including determination of the Fund's net asset value.

EXPENSES OF THE TRUST
The Adviser has agreed to reimburse the Trust for certain of the Fund's operating expenses (exclusive of interest, taxes, brokerage, fees and organization expenses, all to the extent permitted by applicable state law or regulation) which in any year exceed the limits prescribed by any state in which the Fund's shares are qualified for sale. The Trust may elect not to qualify its shares for sale in every state. For the purpose of this obligation to reimburse expenses, the Fund's annual expenses are estimated and accrued daily, and any appropriate estimated payments will be made by the Adviser monthly. Subject to the above obligations, the Trust has confirmed its obligation to pay all the Trust's other expenses.

5.   PURCHASES AND REDEMPTIONS OF SHARES

GENERAL
PURCHASES. Fund shares may be purchased without a sales charge at their net asset value on any weekday except customary national business holidays and Good Friday ("Fund Business Day"). See "Determination of Net Asset Value."

Fund shares are issued at a price equal to the net asset value per share next determined after an order in proper form, accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"), is received by the Transfer Agent. An investor's funds will not be accepted or invested by the Fund during the period before the Fund's receipt of Federal Funds. The Fund's net asset value is calculated at 4:00 p.m., Eastern time on each Fund Business Day. Fund shares become entitled to receive dividends on the day after the shares are issued to an investor.

The Fund reserves the right to reject any subscription for the purchase of its shares and may, in the Adviser's discretion, accept portfolio securities in lieu of cash as payment for Fund shares. Stock certificates are issued only to shareholders of record upon their written request, and no certificates are issued for fractional shares.

REDEMPTIONS. There is no redemption charge, no minimum period of investment, and no restriction on frequency of redemptions. The date of payment of redemption proceeds may not be postponed for more than seven days after shares are tendered to the Transfer Agent for redemption by a shareholder of record. The right of redemption may not be suspended except in accordance with the Investment Company Act.

Redemptions are effected at a price equal to the net asset value per share next determined following acceptance by the Transfer Agent of the redemption order in proper form (and any supporting documentation which the Transfer Agent may require). The Fund's net asset value is calculated at 4:00 p.m., Eastern time on each Fund Business Day. Shares redeemed are not entitled to participate in dividends declared after the day on which a redemption becomes effective.

PURCHASE AND REDEMPTION PROCEDURES
Investors may obtain the account application necessary to open an account by writing the Transfer Agent at the following address:
          Oak Hall-Registered Trademark- Equity Fund
          P.O. Box 446
          Portland, Maine  04112

There is a $10,000 minimum for initial investments in the Fund and a $5,000 minimum for subsequent purchases, except for individual retirement accounts (See "Individual Retirement Accounts"). Shareholders will receive from the Trust periodic statements listing account activity during the statement period.

The Fund sells and redeems its shares on a continuing basis at their net asset value next determined following the receipt by the Transfer Agent of a purchase or redemption order in proper form including, in the case of purchases, Federal Funds. An investor's funds will not be accepted or invested by the Fund during the period before the Fund's receipt of Federal Funds.

INITIAL PURCHASE OF SHARES
MAIL. Investors may send a check made payable to the Trust along with a completed account application to the Transfer Agent at the following address:
          Oak Hall-Registered Trademark- Equity Fund
          P.O. Box 446
          Portland, Maine 04112
Checks are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on some non-member banks may take longer.

BANK WIRE. To make an initial investment in the Fund using the fedwire system for transmittal of money among banks, an investor should first telephone the Transfer Agent at 207-879-0001 to obtain an account number for an initial investment. The investor should then instruct a member commercial bank to wire his money immediately to:
     The First National Bank of Boston
     Boston, Massachusetts
     ABA # 011000390
          For Credit to:  Forum Financial Corp.
          Account # 541-54171
          Oak Hall Equity Fund
          (Investor's Name)
          (Investor's Account Number)
The investor should then promptly complete and mail the account application.

Any investor planning to wire funds should instruct his bank early in the day so the wire transfer can be accomplished the same day. There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Trust does not charge investors for the receipt of wire transfers. Payment in the form of a bank wire received prior to 4:00 p.m., Eastern time on a Fund Business Day will be treated as a Federal Funds payment received before that time.

THROUGH BROKERS. Shares may be purchased and redeemed through brokers and other financial institutions that have entered into sales agreements with Forum.
These institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Trust. The Trust is not responsible for the failure of any institution to promptly forward these requests.

Investors who purchase shares will be subject to the procedures of their institution, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in the Fund directly. These investors should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. Customers who purchase Fund shares in this manner may or may not be the shareholder of record and, subject to their institution's and the Fund's procedures, may have Fund shares transferred into their name. There is typically a one to five day settlement period for purchases and redemptions through broker-dealers.

SUBSEQUENT PURCHASES OF SHARES
Subsequent purchases may be made by mailing a check or by sending a bank wire as indicated above. Shareholders using the wire system for subsequent purchases should first telephone the Transfer Agent at 207-879-0001 to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.

REDEMPTION OF SHARES
Redemption requests will not be effected unless any check used for investment has been cleared by the shareholder's bank, which may take up to 15 calendar days. This delay may be avoided by investing in the Fund through wire transfers. Normally redemption proceeds are paid immediately following any redemption, but in no event later than seven days after redemption, by check mailed to the shareholder of record at his record address. Shareholders that wish to redeem shares by Telephone or by Bank Wire must elect these options by properly completing the appropriate sections of their account application. These privilege may be modified or terminated by the Trust at any time.
Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $10,000 ($2,000 for IRAs). The Fund will not redeem accounts that fall below these amounts solely as a result of a reduction in net asset value.

REDEMPTION BY MAIL. Shareholders may make a redemption in any amount by sending a written request to the Transfer Agent accompanied by any stock certificate that may have been issued to the shareholder. All certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed and all written requests for redemption must be signed by the shareholder with signature guaranteed. When a signature guarantee is called for, including any instruction to change the record name or address, the designated bank account, the dividend election, or the telephone redemption option election on an account, the shareholder should have "Signature Guaranteed" stamped under his signature and signed by a commercial bank or trust company, a broker, dealer or securities exchange, a credit union or a savings association that is authorized to guarantee signatures.

TELEPHONE REDEMPTION. A shareholder that has elected telephone redemption privileges may make a telephone redemption request by calling the Transfer Agent at 207-879-0001. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Trust and the Transfer Agent will employ reasonable procedures to confirm that such instructions are genuine. Shareholders must provide the Transfer Agent with the shareholder's account number, the exact name in which the shares are registered and some additional form of identification such as a password. The Trust or the Transfer Agent may employ other procedures such as recording certain transactions. If such procedures are followed, neither the Transfer Agent nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements.

During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement. In response to the telephone redemption instruction, the Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds. Shares for which certificates have been issued may not be redeemed by telephone.

BANK WIRE REDEMPTION. With respect to any redemption of more than $10,000, a shareholder that has elected wire redemption privileges may request the Fund to transmit the proceeds by Federal Funds wire to a bank account designated on the shareholder's account application. To request bank wire redemptions by telephone, the shareholder also must have elected to be able to redeem shares by telephone.

OTHER REDEMPTION MATTERS. The Transfer Agent will deem a shareholder's account "lost" if correspondence to the shareholder's address of record is returned for six months, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

INDIVIDUAL RETIREMENT ACCOUNTS
The Fund may be a suitable investment vehicle for part or all of the assets held in individual retirement accounts ("IRAs"). The minimum initial investment for investors opening an IRA or investing through their own IRA is $2,000, and the minimum subsequent investment is $250. Individuals may make tax-deductible IRA contributions of up to a maximum of $2,000 annually. However, the deduction will be reduced if the individual or, in the case of a married individual filing jointly, either the individual or the individual's spouse is an active participant in an employer-sponsored retirement plan and has adjusted gross income above certain levels.

6.  DIVIDENDS AND TAX MATTERS

DIVIDENDS
Dividends of the Fund's net investment income are declared and paid annually. Net capital gains realized by the Fund, if any, also will be distributed annually.
Shareholders may choose either to have all dividends reinvested in additional shares of the Fund or received in cash or to have dividends of net capital gain reinvested in additional shares of the Fund and dividends of net investment income paid in cash. All dividends are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Fund. All dividends are reinvested unless another option is selected.
Income dividends will be reinvested at the Fund's net asset value as of the last day of the period with respect to which the dividends are paid and capital gains dividends will be reinvested at the net asset value of the Fund on the payment date for the dividend. Cash payments may be made more than seven days following the date on which dividends would otherwise be reinvested.

TAXES
The Fund intends to qualify for each fiscal year to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). As such, the Fund will not be liable for Federal income and excise taxes on the net investment income and capital gains distributed to its shareholders in accordance with the applicable provisions of the Code. The Fund intends to distribute all of its net income and net capital gains each year. Accordingly, the Fund should thereby avoid all Federal income and excise taxes. Dividends paid by the Fund out of its net investment income (including realized net short term capital gains) are taxable to the shareholders of the Fund as ordinary income notwithstanding that such dividends are reinvested in additional shares of the Fund. Distributions of net long-term capital gains, if any, realized by the Fund are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held his shares in the Fund at the time of distribution. A portion of the Fund's dividends may qualify for the dividends received deduction available to corporations.
If a shareholder holds shares for six months or less and during that period receives a distribution taxable to him as a long-term capital gain, any loss realized on the sale of his shares during that six-month period would be a long-term loss to the extent of the distribution. Distributions to shareholders will be treated in the same manner for Federal income tax purposes whether received in cash or reinvested in additional shares of the Fund.
Any dividend or distribution received by a shareholder on shares of the Fund will have the effect of reducing the net asset value of his shares by the amount of the dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him as described above.
The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) paid to a non-corporate shareholder unless such shareholder certifies in writing that the social security or tax identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Reports containing appropriate information with respect to the Federal income tax status of dividends and distributions paid during the year by the Fund will be mailed to shareholders shortly after the close of each year.

7.  OTHER INFORMATION

Prior to August 30, 1996, the Fund was a separate portfolio named Oak Hall-Registered Trademark- Equity Fund of Stone Bridge Funds, Inc., a Maryland corporation.

DETERMINATION OF NET ASSET VALUE
The Trust determines the net asset value per share of the Fund as of 4:00 P.M., Eastern time, on each Fund Business Day by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the number of shares outstanding at the time the determination is made. Securities owned by the Fund for which market quotations are readily available are valued at current market value, or, in their absence, at fair value as determined by the Board of Directors. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order as described under "Purchases and Redemptions of Shares."

THE TRUST AND ITS SHARES

The Trust was originally incorporated in Maryland on March 24, 1980 and assumed the name of Forum Funds, Inc. on March 16, 1987. On January 5, 1996, Forum Funds, Inc. was reorganized as a Delaware business trust. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may in the future divide portfolios or series into two or more classes of shares (such as Investor and Institutional Shares). Currently the authorized shares of the Trust are divided into 15 separate series.

Each share of each fund of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular portfolio or class, except if the matter affects only one portfolio or class or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all dividends and distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.

From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.

PERFORMANCE INFORMATION
The Fund's performance may be quoted in advertising in terms of yield or total return. Both types of performance are based on the Fund's historical results and are not intended to indicate future performance. The Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calculate yield, the Fund takes the interest income it earned from its portfolio of investments for a 30 day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the beginning of the 30 day period. The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gain or loss.
The Fund's advertisements may refer to ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical
Services, Inc. or CDA/Weisenberger. In addition, the performance of the Fund may be compared to recognized indices or market performance. The comparative material found in the Fund's advertisements, sales literature or reports to shareholders may contain performance ratings. These are not to be considered representative or indicative of future performance.

                                    APPENDIX

OPTIONS ON EQUITY SECURITIES - (sometimes referred to as stock options)-A call option is a short-term contract pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security, upon exercise at the exercise price during the option period.
OPTIONS ON STOCK INDEXES - A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional stock options except that exercises of stock index options are effected with cash payments and do not involve delivery of securities. Thus, upon exercise of a stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.
FOREIGN CURRENCY OPTIONS - A foreign currency option operates in the same manner as an option on securities. Options on foreign currencies are primarily traded in the over-the-counter market.
STOCK INDEX FUTURES CONTRACTS - A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the index is made. Generally contracts are closed out prior to the expiration date of the contract.
FOREIGN CURRENCY FUTURES CONTRACTS - A foreign currency futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of a quantity of a foreign currency called for in a contract at a specified future time and at a specific price. Although these contracts call for delivery of or acceptance of the foreign currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.
OPTIONS ON FUTURES CONTRACTS - Options on futures contracts are similar to stock options except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUND'S SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                                AUSTIN GLOBAL EQUITY FUND

--------------------------------------------------------------------------

Investment Advisor:                       Account Information and
     Austin Investment Management, Inc.      Shareholder Servicing:
     375 Park Avenue                         Forum Financial Corp.
     New York, New York 10152                Two Portland Square
     (212) 888-9292                          Portland, Maine  04101
                                             207-879-0001

--------------------------------------------------------------------------

                     STATEMENT OF ADDITIONAL INFORMATION
                              November 1, 1996

Forum Funds (the "Trust") is a registered open-end investment company. This Statement of Additional Information supplements the Prospectus offering shares of the Austin Global Equity Fund (the "Fund") and should be read only in conjunction with the Prospectus, a copy of which may be obtained by without charge by contacting shareholder servicing at the address listed above.

                       TABLE OF CONTENTS
                                                    Page
                                                    ----
          1.   Investment Policies
                 and Limitations . . . . . . . . .
          2.   Performance Data. . . . . . . . . .
          3.   Management. . . . . . . . . . . . .
          4.   Determination of Net Asset Value. .
          5.   Portfolio Transactions. . . . . . .
          6.   Custodian . . . . . . . . . . . . .
          7.   Additional Purchase and
                 Redemption Information. . . . . .
          8.   Tax Matters . . . . . . . . . . . .
          9.   Other Matters . . . . . . . . . . .

          Appendix A - Description of Securities Ratings


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                        1.  INVESTMENT POLICIES AND LIMITATIONS

The Fund's investment adviser, Austin Investment Management, Inc. (the "Adviser"), in determining the composition of the Fund's portfolio, seeks to distribute investments among various countries, including the United States, and various geographic regions. In making investment decisions, the Adviser considers many factors, including: prospects for economic growth among the various countries; relative amounts of capital invested in foreign countries; expected levels of inflation; government policies influencing business conditions; outlooks for future currency relationships; and the range of investment opportunities available.

INVESTMENT IN FOREIGN SECURITIES

The Fund invests primarily in issuers based in the United States, Europe, Japan and the Pacific Basin. The European and Pacific Basin countries in which issuers will be based are primarily those of Western Europe, such as the United Kingdom, Germany, France, Italy and the Scandinavian countries, and South Korea, Australia and New Zealand.

Foreign securities are generally purchased in over-the-counter markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign securities markets are generally not as developed or efficient as those in the United States, and securities of foreign companies may be less liquid and more volatile than securities of comparable United States companies. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States. Foreign countries may possibly place limitations on the removal of funds or other assets of the Fund, and diplomatic developments could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, self-sufficiency of natural resources and balance of payments position.

The dividends and interest payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. A shareholder otherwise subject to United States federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for the shareholder's proportionate share of foreign taxes paid by the Fund. (See "Tax Matters.")

Although the Fund values its assets daily in terms of U.S. dollars, it will not normally convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (commonly known as the "spread") between the price at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Investors should understand that the expense ratio of the Fund can be expected to be higher than that of other investment companies investing solely in domestic securities due to, among other things, the greater cost of maintaining the custody of foreign securities and higher transaction charges, such as stamp duties and turnover taxes that may be associated with the purchase and sale of portfolio securities.

RATINGS AS INVESTMENT CRITERIA

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to corporate bonds, including convertible securities by Moody's and S&P is included in

Appendix A to this Statement of Additional Information. The Fund may use these ratings in determining whether to purchase, sell or hold a security.
It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation.
 Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value.
Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

CONVERTIBLE SECURITIES

The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Although no securities investment is without some risk, investment in convertible securities generally entails less risk than in the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

WARRANTS

The Fund may invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. To the extent that the market value of the security that may be purchased upon exercise of the warrant rises above the exercise price, the value of the warrant will tend to rise. To the extent that the exercise price equals or exceeds the market value of such security, the warrants will have little or no market value. If a warrant is not exercised within the specified time period, it will become worthless and the Fund will lose the purchase price paid for the warrant and the right to purchase the underlying security.

FOREIGN CURRENCY TRANSACTIONS

Investments in foreign companies will usually involve currencies of foreign countries. In addition, the Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs. Accordingly, the value of the assets of the Fund as measured in United States dollars may be affected by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund may conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into foreign currency forward contracts ("forward contracts") to purchase or sell foreign currencies. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers and involve the risk that the other party to the contract may fail to deliver currency when due, which could result in losses to the Fund. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Foreign exchange dealers realize a profit based on the difference between the price at which they buy and sell various currencies.

The Fund may enter into forward contracts under two circumstances. First, with respect to specific transactions, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, the Fund may enter into forward currency contracts in connection with existing portfolio positions. For example, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk of inaccurate predictions of currency price movements, which may cause the Fund to incur losses on these contracts and transaction costs. The Adviser does not intend to enter into forward contracts on a regular or continuous basis, and will not do so if, as a result, the Fund will have more than 25% of the value of its total assets committed to such contracts or the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency.

At or before the settlement of a forward currency contract, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain the currency through the conversion of assets of the Fund into the currency.
The Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract. If the Fund engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been a change in forward contract prices. Additionally, although forward contracts may tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market. The interbank market in foreign currencies is a global, around-the-clock market.

When required by applicable regulatory guidelines, the Fund will set aside cash, U.S. Government Securities (as defined in the Prospectus) or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

HEDGING STRATEGIES

As discussed in the Prospectus, the Adviser may engage in certain options and futures strategies to attempt to hedge the Fund's portfolio. The instruments in which the Fund may invest include (i) options on securities, stock indexes and foreign currencies, (ii) stock index and foreign currency futures contracts ("futures contracts"), and (iii) options on futures contracts. Use of these instruments is subject to regulation by the Securities and Exchange Commission ("SEC"), the several options and futures exchanges upon which options and futures are traded, and the Commodities Futures Trading Commission ("CFTC").

The various strategies referred to herein and in the Fund's Prospectus are intended to illustrate the type of strategies that are available to, and may be used by, the Adviser in managing the Fund's portfolio. No assurance can be given, however, that any strategies will succeed.

The Fund will not use leverage in its hedging strategies. In the case of transactions entered into as a hedge, the Fund will hold securities, currencies or other options or futures positions whose values are expected to offset ("cover") its obligations thereunder. The Fund will not enter into a hedging strategy that exposes the Fund to an obligation to another party unless it owns either (1) an offsetting ("covered") position or (2) cash, U.S. Government Securities or other liquid, high-grade debt securities with a value sufficient at all times to cover its potential obligations. When required by applicable regulatory guidelines, the Fund will set aside cash, U.S. Government Securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount. Any assets used for cover or held in a segregated account cannot be sold or closed out while the hedging strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

The Fund is subject to the following restrictions in its use of options and futures contracts. The Fund will not (i) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund's total assets would be hedged through the use of options or futures contracts,
(ii) purchase futures contracts or write put options if, as a result, the Fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets, or (iii) purchase call options if, as a result, the current value of options premiums for options purchased would exceed 5% of the Fund's total assets.

OPTIONS STRATEGIES

The Fund may purchase put and call options written by others and write (sell) put and call options covering specified securities, stock index-related amounts or currencies. A put option (sometimes called a "standby commitment") gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of a security or currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a "reverse standby commitment") gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security or currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying currency or security. The Fund may buy or sell both exchange-traded and over-the-counter ("OTC") options. The Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser believes that a liquid secondary market for the option exists. When the Fund purchases an OTC option, it relies on the dealer from which it has purchased the OTC option to make or take delivery of the securities or currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities.

The Fund may purchase call options on equity securities that the Adviser intends to include in the Fund's portfolio in order to fix the cost of a future purchase. Call options may also be purchased as a means of participating in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Fund to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. The Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Fund may write covered call options. The Adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs. The Fund may write covered put options only to effect closing transactions.

The Fund may purchase and write put and call options on stock indexes in much the same manner as the equity security options discussed above, except that stock index options may serve as a hedge against overall fluctuations in the securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using stock index options will depend on the extent to which price movements in the stock index selected correlate with price movements of the securities which are being hedged. Stock index options are settled exclusively in cash.

FOREIGN CURRENCY OPTIONS AND RELATED RISKS

The Fund may take positions in options on foreign currencies in order to hedge against the risk of foreign exchange fluctuation on foreign securities the Fund holds in its portfolio or which it intends to purchase. Options on foreign currencies are affected by the factors discussed in "Options Strategies" above and "Foreign Currency Forward Transactions" which influence foreign exchange sales and investments generally.

The value of foreign currency options is dependent upon the value of the foreign currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

To the extent that the U.S. options markets are closed while the market for the underlying currencies remains open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING

The Fund may effectively terminate its right or obligation under an option contract by entering into a closing transaction. For instance, if the Fund wished to terminate its potential obligation to sell securities or currencies under a call option it had written, a call option of the same type would be purchased by the Fund. Closing transactions essentially permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. In addition:

  (1) The successful use of options depends upon the Adviser's ability to forecast the direction of price fluctuations in the underlying securities or currency markets, or in the case of a stock index option, fluctuations in the market sector represented by the index.

  (2) Options normally have expiration dates of up to nine months. Options that expire unexercised have no value. Unless an option purchased by the Fund is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

  (3) A position in an exchange-listed option may be closed out only on an exchange which provides a market for identical options. Most exchange-listed options relate to equity securities. Exchange markets for options on foreign currencies are relatively new and the ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the over-the-counter markets (currently the primary markets for options on foreign currencies) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. There is no assurance that a liquid secondary market will exist for any particular option at any specific time. If it is not possible to effect a closing transaction, the Fund would have to exercise the option which it purchased in order to realize any profit. The inability to effect a closing transaction on an option written by the Fund may result in material losses to the Fund.

  (4) The Fund's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs.

FUTURES STRATEGIES

A futures contract is a bilateral agreement wherein one party agrees to accept, and the other party agrees to make, delivery of cash, securities or currencies as called for in the contract at a specified future date and at a specified price. For stock index futures contracts, delivery is of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the time of the contract and the close of trading of the contract.

The Fund may sell stock index futures contracts in anticipation of a general market or market sector decline that may adversely affect the market values of the Fund's securities. To the extent that the Fund's portfolio correlates with a given stock index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. The Fund may purchase a stock index futures contract if a significant market or market sector advance is anticipated. These purchases would serve as a temporary substitute for the purchase of individual stocks, which stocks may then be purchased in the future.

The Fund may purchase call options on a stock index future as a means of obtaining temporary exposure to market appreciation at limited risk. This strategy is analogous to the purchase of a call option on an individual stock, in that it can be used as a temporary substitute for a position in the stock itself. The Fund may purchase a call option on a stock index future to hedge against a market advance in stocks which the Fund planned to acquire at a future date. The Fund may also purchase put options on stock index futures contracts. These purchases are analogous to the purchase of protective puts on individual stocks, where a level of protection is sought below which no additional economic loss would be incurred by the Fund. The Fund may write covered call options on stock index futures contracts as a partial hedge against a decline in the prices of stocks held in the Fund's portfolio. This is analogous to writing covered call options on securities.

The Fund may sell foreign currency futures contracts to hedge against possible variations in the exchange rate of the foreign currency in relation to the U.S. dollar. In addition, the Fund may sell foreign currency futures contracts when the Adviser anticipates a general weakening of foreign currency exchange rates that could adversely affect the market values of the Fund's foreign securities holdings. The Fund may purchase a foreign currency futures contract to hedge against an anticipated foreign exchange rate increase pending completion of anticipated transactions. Such a purchase would serve as a temporary measure to protect the Fund against such increase. The Fund may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. The Fund may write call options on foreign currency futures contracts as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING

No price is paid upon entering into futures contracts, rather, the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash or U.S. Government Securities generally equal to 5% or less of the contract value. This amount is known as initial margin. Subsequent payments, called variation margin, to and from the broker, would be made on a daily basis as the value of the futures position varies.
When writing a call on a futures contract, variation margin must be deposited in accordance with applicable exchange rules. The initial margin in futures transactions is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied.

Holders and writers of futures and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, a futures contract or related option with the same terms as the position held or written. Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. For example, futures contracts on broad-based stock indexes can currently be entered into with respect to the Standard & Poor's 500 Stock Index on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Stock Index on the New York Futures Exchange, the Value Line Composite Stock Index on the Kansas City Board of Trade and the Major Market Index of the Chicago Board of Trade.

Under certain circumstances, futures exchanges may establish daily limits in the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. Prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of
positions.   In such event, it may not be possible for the Fund to close a position, and in the event of adverse price movements, the Fund would have to make daily cash payments of variation margin. In addition:

  (1) Successful use by the Fund of futures contracts and related options will depend upon the Adviser's ability to predict movements in the direction of the overall securities and currency markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not to the current level of the underlying instrument but to the anticipated levels at some point in the future; thus, for example, trading of stock index futures may not reflect the trading of the securities which are used to formulate an index or even actual fluctuations in the relevant index itself.

  (2) The price of futures contracts may not correlate perfectly with movement in the price of the hedged securities or currencies due to price distortions in the futures market or otherwise. There may be several reasons unrelated to the value of the underlying securities or currencies which causes this situation to occur. As a result, a correct forecast of general market trends may still not result in successful hedging through the use of futures contracts over the short term.

  (3) There is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

  (4)  Like other options, options on futures contracts have a limited life.
The Fund will not trade options on futures contracts on any exchange or board of trade unless and until, in the Adviser's opinion, the market for such options has developed sufficiently that the risks in connection with options on futures transactions are not greater than the risks in connection with futures transactions.

  (5) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs is all that is at risk. Sellers of options on futures contracts, however, must post an initial margin and are subject to additional margin calls which could be substantial in the event of adverse price movements.

  (6) The Fund's activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions.

  (7) Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the buying and selling of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies described above. In addition, settlement of foreign currency futures contracts must occur within the country issuing that currency. Thus, the Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and the Fund may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.

COMMODITY FUTURES CONTRACTS AND COMMODITY OPTIONS

The Fund may invest in certain financial futures contracts and options contracts in accordance with the policies described in the Prospectus and above. The Fund will only invest in futures contracts, options on futures contracts and other options contracts that are subject to the jurisdiction of the CFTC after filing a notice of eligibility and otherwise complying with the requirements of Section
4.5 of the rules of the CFTC. Under that section the Fund would be permitted to purchase such futures or options contracts only for bona fide hedging purposes within the meaning of the rules of the CFTC; provided, however that in addition, with respect to positions in commodity futures and option contracts not for bona fide hedging purposes the Fund represents that the aggregate initial margin and premiums required to establish these positions (subject to certain exclusions) will not exceed 5% of the liquidation value of the Fund's assets after taking into account unrealized profits and losses on any such contract the Fund has entered into.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

The Fund may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased and, thus, no interest accrues to the purchaser from the transaction. However, at the time the Fund makes a commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

The use of when-issued transactions and forward commitments enables the Fund to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, the Fund might sell securities which it owned on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, the Fund might sell a security and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. However, if the Adviser were to forecast incorrectly the direction of interest rate movements, the Fund might be required to complete such when-issued or forward transactions at prices inferior to the current market values.

When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund enters into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss. The Fund will establish and maintain with its custodian a separate account with cash, U.S. Government Securities or other liquid, high-grade debt securities in an amount at least equal to such commitments. No when-issued or forward commitments will be made by the Fund if, as a result, more than 10% of the value of the Fund's total assets would be committed to such transactions.

INVESTMENT COMPANY SECURITIES

In connection with managing its cash positions, the Fund may invest in the securities of other investment companies that are money market funds within the limits proscribed by the Investment Company Act of 1940 ("1940 Act"). The Fund may invest less up to 10% of the value of its net assets in the securities of money market funds. In addition to the Fund's expenses (including the various fees), as a shareholder in another investment company, a Fund would bear its pro rata portion of the other investment company's expenses (including fees).

TEMPORARY DEFENSIVE POSITION

The cash or cash equivalents in which the Fund may invest include (i) short-term U.S. Government Securities, (ii) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States that are members of the Federal Deposit Insurance Corporation and whose short term ratings are rated in one of the two highest rating categories by S&P or Moody's or, if not rated by those agencies, determined by the Adviser to be of comparable quality, (iii) commercial paper of prime quality rated A-2 or higher by S&P or Prime-2 or higher by Moody's or, if not rated by those agencies, determined by the Adviser to be of comparable quality, and (iv) repurchase agreements covering any of the securities in which the Fund may invest directly.

FUNDAMENTAL POLICIES

Those policies of the Fund which are deemed to be fundamental may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. A majority of the Fund's outstanding voting securities, as defined in the Investment Company Act, means the lesser of: (i) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the shares are present or represented or (ii) more than 50% of the outstanding shares of the Fund.

INVESTMENT LIMITATIONS

The Fund has adopted the following fundamental investment limitations which are in addition to those contained in the Fund's Prospectus and which may not be changed without shareholder approval. The Fund may not:

     (1) Borrow money, except that the Fund may enter into commitments to purchase securities in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3% of the Fund's total assets.

     (2) Purchase securities, other than U.S. Government Securities, if, immediately after each purchase, more than 25% of the Fund's total assets taken at market value would be invested in securities of issuers conducting their principal business activity in the same industry.

     (3) Purchase securities, other than U.S. Government Securities, of any one issuer, if (a) more than 5% of the Fund's total assets taken at market value would at the time of purchase be invested in the securities of that issuer, or
(b) such purchase would at the time of purchase cause the Fund to hold more than 10% of the outstanding voting securities of that issuer. Up to 75% of the Fund's total assets may be invested without regard to this limitation.

     (4) Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

     (5) Make loans to other persons except for loans of portfolio securities and except through the use of repurchase agreements and through the purchase of debt securities which are otherwise permissible investments.

     (6) Purchase or sell real estate or any interest therein, except that the Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

     (7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

     (8) Issue senior securities, except that (a) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the Fund may acquire securities to the extent otherwise permitted by its investment policies, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth above, the Fund may borrow money as authorized by the 1940 Act.

The Fund has adopted the following nonfundamental investment limitations that may be changed by the Trust's Board of Directors (the "Board of Directors") without shareholder approval. The Fund:

     (a) May borrow money for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets at the time wehn the loan is made; provided that any such temporary or emergency borrwings representing more than 5% of the Fund's total assets must be repaid before the Fund may make additional investments.

     (b) May not pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

     (c) May not invest in securities of another registered investment company, except in connection with a merger, consolidation, acquisition or reorganization; and except that the Fund may invest in money market funds and privately-issued mortgage related securities to the extent permitted by the 1940 Act.

     (d) May not purchase securities on margin, or make short sales of securities (except short sales against the box), except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts.

     (e) May not invest in securities (other than fully-collateralized debt obligations) issued by companies that have conducted continuous operations for less than three years, including the operations of predecessors, unless guaranteed as to principal and interest by an issuer in whose securities the Fund could invest, if as a result, more than 5% of the value of the Fund's total assets would be so invested.

     (f) May not invest in or hold securities of any issuer if to the Fund's knowledge officers and directors of the Trust or the Fund's investment adviser, individually owning beneficially more than 1/2 of 1% of the securities of the issuer, in the aggregate own more than 5% of the issuer's securities.

     (g) May not purchase securities for investment while any borrowing equaling 5% or more of the Fund's total assets is outstanding or borrow money, except for temporary or emergency purposes (including the meeting of redemption requests), in an amount exceeding 5% of the value of the Fund's total assets.

     (h) May not acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than (i) 15% of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities which are not readily marketable, including securities that are illiquid by virtue of restrictions on the sale of such securities to the public without registration under the Securities Act of 1933 ("Restricted Securities") or (ii) 10% of the Fund's total assets would be invested in Restricted Securities.

     (i) May not invest in interests in oil or gas or interests in other mineral exploration or development programs.

Except as required by the 1940 Act, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

                          2.  PERFORMANCE DATA

The Fund may quote performance in various ways. All performance information supplied by the Fund in advertising is historical and is not intended to indicate future returns. The Fund's net asset value, yield and total return will fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

For the period beginning December 8, 1993 (the commencement of public operations) to June 30, 1996, the Fund's average annual total return was 12.35%.

In performance advertising each Fund may compare any of its performance information with data published by independent evaluators such as Morningstar, Lipper Analytical Services, Inc., IBC/Donoghue, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). Each Fund may also compare any of its performance information with the performance of recognized stock, bond and other indexes, including but not limited to the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Funds may refer to general market performances over past time periods such as those published by Ibbotson Associates. In addition, the Funds may refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Funds and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

TOTAL RETURN CALCULATIONS

The Fund may advertise total return. Total returns quoted in advertising reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment, over such periods according to the following formula:

  P(1+T)n = ERV; where:

       P = a hypothetical initial payment of $1,000;
       T = average annual total return;
       n = number of years; and
       ERV = ending redeemable value (ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

Period total return is calculated according to the following formula:

  PT = (ERV/P-1); where:

       PT = period total return;
       The other definitions are the same as in average annual total return above.

                                 3.  MANAGEMENT

The trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.

John Y. Keffer,* Chairman and President (age 54)

   President and Director, Forum Financial Services, Inc. (a registered broker-dealer), Forum Financial Corp. (a registered transfer agent) and Forum Advisors, Inc. (a registered investment adviser). Mr. Keffer is a Trustee and/or officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

Costas Azariadis, Trustee (age 52)

   Professor of Economics, University of California, Los Angeles, since July 1992. Prior thereto, Dr. Azariadis was Professor of Economics at the University of Pennsylvania. His address is Department of Economics, University of California, Los Angeles, 405 Hilgard Avenue, Los Angeles, California 90024.

James C. Cheng, Trustee (age 53)

   President of Technology Marketing Associates (a marketing consulting company) since September 1991. Prior thereto, Mr. Cheng was President and Chief Executive Officer of Network Dynamics, Incorporated (a software development company). His address is 27 Temple Street, Belmont, Massachusetts 02178.

J. Michael Parish, Trustee (age 52)

   Partner at the law firm of Winthrop Stimson Putnam & Roberts since 1989. Prior thereto, he was a partner at LeBoeuf, Lamb, Leiby & MacRae, a law firm of which he was a member from 1974 to 1989. His address is 40 Wall Street, New York, New York 10005.

Mark D. Kaplan, Vice President, Assistant Treasurer and Assistant Secretary (age
40)

   Managing Director at Forum Financial Services, Inc. since September 1995. Prior thereto, Mr. Kaplan was Managing Director and Director of Research at H.M. Payson & Co. His address is Two Portland Square, Portland, Maine 04101.

Michael D. Martins, Treasurer (age 30)

   Director of Fund Accounting at Forum Financial Corp. since June 1995.
   Prior thereto, he served as a manager in the New York City office of Deloitte & Touche LLP, where he was employed for over five years. His address is Two Portland Square, Portland, Maine 04101.

David I. Goldstein, Secretary (age 35)

   Counsel, Forum Financial Services, Inc., with which he has been associated since 1991. Prior thereto, Mr. Goldstein was associated with the law firm of Kirkpatrick & Lockhart. Mr. Goldstein is also Secretary or Assistant Secretary of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor.
    His address is Two Portland Square, Portland, Maine 04101.

Don L. Evans, Assistant Secretary (age 47)

   Assistant Counsel, Forum Financial Services, Inc., with which he has been associated since August 1995. Prior thereto, Mr. Evans was associated with the law firm of Bisk & Lutz and prior thereto the law firm of Weiner & Strother. Mr. Evans is also Assistant Secretary of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine.

M. Paige Turney, Assistant Secretary (age 27).

   Fund Administrator, Forum Financial Services, Inc., with which she has been associated since 1995. Ms. Turney was employed from 1992 as a Senior Fund Accountant with First Data Corporation in Boston, Massachusetts. Prior thereto she was a student at Montana State University Her address is Two Portland Square, Portland, Maine 04101.

John Y. Keffer is an interested person of the Trust as that term is defined in the 1940 Act.

THE INVESTMENT ADVISER

The Fund's investment adviser, Austin Investment Management, Inc. (the "Adviser") furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund. The Advisory Agreement will remain in effect for a period of twelve months from the date of its effectiveness and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board of Directors or by vote of the shareholders, and in either case by a majority of the Directors who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement.

The Advisory Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of its shareholders or by a vote of a majority of the Board of Directors, or by the Adviser on 60 days' written notice to the Trust, and will automatically terminate in the event of its assignment. The Advisory Agreement also provides that, with respect to the Fund, the Adviser shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Advisory Agreement.

The Advisory Agreement provides that the Adviser may render services to others. In addition to receiving its advisory fee from the Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets which are invested in the Fund. In some instances the Adviser may elect to credit against any investment management fee received from a client who is also a shareholder in the Fund an amount equal to all or a portion of the fees received by the Adviser or any affiliate of the Adviser from the Fund with respect to the client's assets invested in the Fund.

The Adviser has agreed to reimburse the Trust for certain of the Fund's operating expenses which in any year exceed the limits prescribed by any state in which the Fund's shares are qualified for sale. The Trust may elect not to qualify its shares for sale in every state. For the purpose of this obligation to reimburse expenses, the Fund's annual expenses are estimated and accrued daily, and any appropriate estimated payments will be made by the Adviser monthly. Subject to the obligations of the Adviser to reimburse the Trust for its excess expenses, the Trust has, under the Advisory Agreement, confirmed its obligation to pay all its other expenses. The Fund believes that currently the most restrictive expense ratio limitation imposed by any state is 2-1/2% of the first $30 million of the Fund's average net asset, 2% of the next $70 million of its average net assets and 1-1/2% of its average net assets in excess of $100 million. For the fiscal years ended June 30, 1996, 1995 and 1994, the fees payable under the Advisory Agreement were $142,592, $123,067 and $39,923, respectively; $71,023, $56,735 and $39,923 of which, respectively, were waived by the Adviser.

ADMINISTRATION AND DISTRIBUTION

Forum Financial Services, Inc. ("Forum") supervises the overall management of the Trust (which includes, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent, fund accountant and custodian and arranging for maintenance of books and records of the Trust) pursuant to an Administration and Distribution Agreement. Forum also provides persons satisfactory to the Board of Directors to serve as officers of the Trust. Those officers, as well as certain other employees and Directors of the Trust, may be directors, officers or employees of (and persons providing services to the Trust may include) Forum, the Adviser or their respective non-banking affiliates. In addition, under the Agreement, Forum is directly responsible for managing the Trust's regulatory and legal compliance and overseeing the preparation of its registration statement.

The Administration and Distribution Agreement will remain in effect for a period of twelve months from the date of its effectiveness and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board of Directors or by the shareholders and, in either case, by a majority of the Directors who are not parties to the agreement or interested persons of any such party and do not have any direct or indirect financial interest in the agreement.

The Administration and Distribution Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to the Fund by vote of the Fund's shareholders or by either party to the agreement on 60 days' written notice to the Trust. The agreement also provides that Forum shall not be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Forum also acts as distributor of the Fund's shares pursuant to the Administration and Distribution Agreement. In accordance with Rule 12b-1 adopted by the Securities and Exchange Commission, the Trust has adopted a distribution plan ("Plan"), which provides that all written agreements relating to the Plan must be in a form satisfactory to the Board of Directors. In addition, the Plan requires the Trust and Forum to prepare, at least quarterly, written reports setting forth all amounts expended for distribution purposes by Forum pursuant to the Plan and identifying the distribution activities for which those expenditures were made.

The Plan provides that it will remain in effect for one year from the date of its adoption and thereafter may continue in effect for successive annual periods provided it is approved by the shareholders or by the Board of Directors, including a majority of directors who are not interested persons of the Trust and who have no direct or indirect interest in the operation of the Plan or in any agreement related to the Plan. The Plan further provides that it may not be amended to increase materially the costs which may be borne by the Trust for distribution pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the directors in the manner described in the preceding sentence. The Plan may be terminated at any time by a vote of the Board of Directors or, with respect to the Fund, by the Fund's shareholders.

Until May 31, 1994, Stone Bridge Trust Company ("SBTC"), as administrator, and Forum, as sub-administrator, supervised the overall management of the Company, including the administrative duties described above, pursuant to a Co-Administration Agreement and a Distribution and Administration Agreement, respectively. Effective June 1, 1994, the Company entered into the current Administration and Distribution Agreement with Forum under which Forum continues to provide the administration and distribution services it has provided since the Fund's inception and assumed the administrative responsibilities formerly performed by Stone Bridge Trust Company.

For the fiscal year ending June 30, 1994, the administration fees under the previous Co-Administration Agreement were $3,049, all of which were waived by SBTC. The fees under the previous Distribution and Administration Agreement, and the current Administration and Distribution Agreement, were $3605, all of which were waived by Forum. For the fiscal years ending June 30, 1996 and 1995, the fees under the Administration and Distribution Agreement were $23,765 and $23,558, respectively.

TRANSFER AGENT

Forum Financial Corp. (the "Transfer Agent") acts as transfer agent and dividend disbursing agent of the Trust pursuant to a Transfer Agency Agreement. For its services, the Transfer Agent receives with respect to the Fund an annual fee of $12,000 plus $25 per shareholder account. Pursuant to a Fund Accounting Agreement, the Transfer Agent also provides the Fund with portfolio accounting, including the calculation of the Fund's net asset value. For these services, the Transfer Agent receives with respect to the Fund an annual fee ranging from $36,000 to $60,000 depending upon the amount and type of the Fund's portfolio transactions and positions.

Both the Transfer Agency Agreement and Fund Accounting Agreement were approved by the Board of Directors, including a majority of the Directors who are not parties to the respective agreements or interested persons of any such party, at a meeting called for the purpose of voting on the respective agreement. Each of these agreements will remain in effect for a period of one year and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board of Directors or by a vote of the shareholders and in either case by a majority of the Directors who are not parties to the respective agreement or interested persons of any such party, at a meeting called for the purpose of voting on the respective agreement.

OTHER INFORMATION

As of October 2, 1996, the officers and directors of the Trust owned as a group less than 1% of the outstanding shares of the Fund. Also as of that date, the following persons owned of record 5% or more of the outstanding shares of the
Fund: Bear Stearns Securities Corp., One Metrotech Center, Brooklyn, New York 11201-3859 - 93.32%.

                     4.  DETERMINATION OF NET ASSET VALUE

The Trust determines the net asset value per share of the Fund as of 4:00 P.M., Eastern time, on Fund Business Days (as defined in the Prospectus), by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) by the number of shares outstanding at the time the determination is made. The Trust does not determine net asset value on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Veterans' Day, Thanksgiving and Christmas.

Securities listed or traded on United States or foreign securities exchanges are valued at the last quoted sales prices on such exchanges prior to the time when assets are valued. Securities listed or traded on certain foreign exchanges whose operations are similar to the United States over-the-counter market are valued at the price within the limits of the latest available current bid and asked prices deemed best to reflect market value. Listed securities that are not traded on a particular day, and securities regularly traded in the over-the-counter market, are valued at the price within the limits of the latest available current bid and asked prices deemed best to reflect market value. In instances where market quotations are not readily available, the security is valued in a manner intended to reflect its fair value. All other securities and assets are valued in a manner determined to reflect their fair value. For purposes of determining the Fund's net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into United States dollars at the mean of the bid and asked prices of such currencies against the United States dollar last quoted by any major bank.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business of each Fund Business Day in New York. In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not Fund Business Days in New York and on which the Fund's net asset value is not calculated. Calculation of the net asset value per share of the Fund does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange, Inc. will not be reflected in the Fund's calculation of net asset value unless the it is deemed that the particular event would materially affect net asset value, in which case an adjustment will be made.

                      5.  PORTFOLIO TRANSACTIONS

The Fund generally will effect purchases and sales through brokers who charge commissions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of shareholders of the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Fund.

Transactions on stock exchanges involve the payment of brokerage commissions.
In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on foreign stock exchanges these commissions are generally fixed. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed fixed commission or discount. Where transactions are executed in the over-the-counter market, the Fund will seek to deal with the primary market makers; but when necessary in order to obtain best execution, it will utilize the services of others. In all cases the Fund will attempt to negotiate best execution.

The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commission, including certain dealer spreads, paid in connection with Fund transactions, the Adviser takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker. The Adviser may also take into account payments made by brokers effecting transactions for the Fund (i) to the Fund or
(ii) to other persons on behalf of the Fund for services provided to it for which it would be obligated to pay.

In addition, the Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers.
Such research and analysis may be used by the Adviser in connection with services to clients other than the Fund, and the Adviser's fee is not reduced by reason of the Adviser's receipt of the research services.

Investment decisions for the Fund will be made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. If, however, the Fund and other investment companies or accounts managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund and for other investment companies and accounts managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

The Fund contemplates that, consistent with the policy of obtaining best net results, brokerage transactions may be conducted through the Adviser's affiliates, affiliates of those persons or Forum. The Advisory Agreement authorizes the Adviser to so execute trades. The Board of Directors has adopted procedures in conformity with applicable rules under the Investment Company Act to ensure that all brokerage commissions paid to these persons are reasonable and fair. For the fiscal years ended June 30, 1996, 1995 and 1994 the aggregate brokerage commissions incurred by the Fund were $22,929, $20,667 and $2,287, of which 0.0% ($0.00) was paid in each year to American Securities Corporation, an affiliate of the Adviser. During those periods, approximately 0.0% of the total dollar amount of transactions by the Fund involving the payment of commissions were effected through American Securities Corporation.

                              6.  CUSTODIAN

Pursuant to a Custodian Agreement (the "Custodian Agreement"), The First National Bank of Boston, P.O. Box 1959, Boston, Massachusetts, 02105, acts as the custodian of the Funds' assets. The custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, determining income and collecting interest on Fund investments. The Fund's custodian employs foreign subcustodians to provide custody of the Fund's foreign assets in accordance with applicable regulations. The custodian is paid a fee at an annual rate of 0.02% of the first $100 million of the average daily net assets of the Fund, 0.015% on the next $100 million of the average daily net assets of the Fund and .001% of the average daily net assets over $200 million, and certain transaction fees.

            7.  ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Fund are sold on a continuous basis by the distributor at net asset value without any sales charge. As of June 30, 1996, the Fund's net asset value per share was $13.19.

Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partly in portfolio securities if the Board of Directors determines economic conditions exist which would make payment in cash detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. The Trust has filed an election with the Securities and Exchange Commission pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

In addition to the situations described in the Prospectus under "Purchases and Redemptions of Shares," the Trust may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus from time to time.

Shareholders' rights of redemption may not be suspended, except (i) for any period during which the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission determines that trading thereon is restricted, (ii) for any period during which an emergency (as determined by the Securities and Exchange Commission) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or
(iii) for such other period as the Securities and Exchange Commission may by order permit for the protection of the shareholders of the Fund.

                          8.  TAX MATTERS

FOREIGN INCOME TAXES

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries cannot be determined.

U.S. FEDERAL INCOME TAXES

Income received by the Fund from sources within various foreign countries may be subject to foreign income tax. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income taxes paid by the Fund. Pursuant to that election, shareholders would be required: (i) to include in gross income, even though not actually received, their respective pro-rata share of foreign taxes paid by the Fund; and (ii) either to deduct their pro-rata share of foreign taxes in computing their taxable income, or to use it as a foreign tax credit against federal income taxes (but not both). No deduction for foreign taxes could be claimed by a shareholder who does not itemize deductions.

The Fund may or may not meet the requirements of the Code to "pass through" to its shareholders foreign income taxes paid. Each shareholder will be notified after the close of each taxable year of the Fund whether the foreign taxes paid by the Fund will "pass through" for that year, and, if so, the amount of each shareholder's pro-rata share (by country) of (i) the foreign taxes paid, and
(ii) the Fund's gross income from foreign sources. Shareholders who are not liable for Federal income taxes, such as retirement plans qualified under
Section 401 of the Code, will not be affected by any "pass through" of foreign taxes.

The Fund intends for each taxable year to qualify for tax treatment as a "regulated investment Trust" under the Internal Revenue Code of 1986, as amended. Such qualification does not, of course, involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements the Fund must meet to qualify for such treatment.

The use of certain hedging strategies such as writing and purchasing options, futures contracts and options on futures contracts and entering into foreign currency forward contracts and other foreign instruments, involves complex rules that will determine for income tax purposes the character and timing of recognition of income received by the Fund in connection therewith.

Dividends out of net ordinary income and distributions of net short-term capital gain are eligible, in the case of corporate shareholders, for the dividends-received deduction, subject to proportionate reduction of the amount eligible for deduction if the aggregate qualifying dividends received by the Fund from domestic corporations in any year are less than 100% of its gross income (excluding long-term capital gain from securities transactions). A corporation's dividends-received deduction will be disallowed unless the corporation holds shares in the Fund more than 45 days. Furthermore, provisions of the tax law disallow the dividends-received deduction to the extent a corporation's investment in shares of the Fund is financed with indebtedness.

                             9.  OTHER MATTERS

COUNSEL AND AUDITORS

Legal matters in connection with the issuance of shares of beneficial interest of the Trust are passed upon by Seward & Kissel, One Battery Park Plaza, New York, New York 10004

Deloitte & Touche, Two World Financial Center, New York, New York, 10281, independent auditors, have been selected as auditors for the Trust.

THE TRUST AND ITS SHARES

The Trust was originally incorporated in Maryland on March 24, 1980 and assumed the name of Forum Funds, Inc. on March 16, 1987. On January 5, 1996, Forum Funds, Inc. was reorganized as a Delaware business trust. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may in the future divide portfolios or series into two or more classes of shares (such as Investor and Institutional Shares). Currently the authorized shares of the Trust are divided into 15 separate series.

Each share of each fund of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular portfolio or class, except if the matter affects only one portfolio or class or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all dividends and distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.

As of October 2, 1996, the officers and Directors of the Trust as a group owned less than 1% of the outstanding shares of each Fund. Also as of that date, the shareholders listed below owned or owned of record more than 5% of either Fund. From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As noted, certain of these shareholders are known to the Trust to hold their shares of record only and have no beneficial interest, including the right to vote, in the shares.

                                   APPENDIX A

                         DESCRIPTION OF SECURITIES RATINGS


CORPORATE BONDS (INCLUDING CONVERTIBLE DEBT)

  (A)  MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

  Moody's rates corporate bond issues, including convertible debt issues, as follows:

Bonds which are rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Those bonds in the Aa, A, Baa, Ba or B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

  (B)  STANDARD & POOR'S CORPORATION ("S&P")

  S&P rates corporate bond issues, including convertible debt issues, as follows:

Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in higher rated categories.

Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas, they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds rated 'BB' have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Bonds rated 'B' have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

Bonds rated 'CCC' have currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating 'C' is reserved for income bonds on which no interest is being paid.

Bonds are rated D when the issue is in payment default, or the obligor has filed for bankruptcy. Bonds rated 'D' are in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Note: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the rating category.

PREFERRED STOCK

  (A)  MOODY'S

  Moody's rates preferred stock issues as follows:

An issue which is rated aaa is a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment among preferred stock issues.

An issue which is rated "aa" is a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

An issue which is rated "a" is an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

An issue which is rated "baa" is a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

An issue which is rated "ba" has speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

An issue which is rated "c" can be regarded as having extremely poor prospects of ever attaining any real investment standing. This is the lowest rated class of preferred or preference stock.

  (B)  STANDARD & POOR'S

  Standard & Poor's rates preferred stock issues as follows:

"AAA" is the highest rating that is assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

A preferred stock issue rated "AA" also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas if normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

Preferred stock rated "BB," "B," and "CCC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

A preferred stock rated "C" is a non-paying issue.

A preferred stock rated "D" is a non-paying issue with the issuer in default on debt instruments.

To provide more detailed indications of preferred stock quality, the ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

                               OAK HALL EQUITY FUND

----------------------------------------------------------------------------

Investment Advisor:                       Account Information and
     Oak Hall Capital Advisors, L.P.         Shareholder Servicing:
     122 East 42nd Street                    Forum Financial Corp.
     New York, New York 10005                Two Portland Square
     (212) 622-1996                          Portland, Maine  04101
                                             800-625-4255
                                             207-879-0001

----------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
                               November 1, 1996

Forum Funds (the "Trust") is a registered open-end investment company. This Statement of Additional Information supplements the Prospectus offering shares of the Oak Hall Equity Fund (the "Fund") and should be read only in conjunction with the Prospectus, a copy of which may be obtained by an investor without charge by contacting shareholder servicing at the address listed above.

TABLE OF CONTENTS

                                                    Page
                                                    ----
          1.   Investment Policies
                 and Limitations . . . . . . . . .
          2.   Performance Data. . . . . . . . . .
          3.   Management. . . . . . . . . . . . .
          4.   Determination of Net Asset Value. .
          5.   Portfolio Transactions. . . . . . .
          6.   Custodian . . . . . . . . . . . . .
          7.   Additional Purchase and
                 Redemption Information. . . . . .
          8.   Taxation. . . . . . . . . . . . . .
          9.   Other Matters . . . . . . . . . . .

          Appendix A - Description of Securities Ratings

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                      1.  INVESTMENT POLICIES AND LIMITATIONS

RATINGS AS INVESTMENT CRITERIA

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to corporate bonds, including convertible securities by Moody's and S&P is included in Appendix A to this Statement of Additional Information. The Fund may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced. Oak Hall Capital Advisors, L.P. (the "Adviser") will consider such an event in determining whether the Fund should continue to hold the obligation. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

LOWER RATED DEBT SECURITIES

The Fund may invest up to 25% of its total assets in heavily discounted non-investment grade, high risk, corporate debt securities (commonly referred to as junk bonds). While the market for these high yield debt securities has been in existence for many years and has weathered previous economic downturns, the market in recent years has experienced a dramatic increase in the large-scale use of these securities to fund highly leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession.

The market for lower rated debt securities may be thinner and less active than that for higher quality securities, which can adversely affect the price at which these securities can be sold. If market quotations are not available, these lower rated securities will be valued in accordance with procedures established by the Trust's Board of Directors, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Fund to value its portfolio securities, and the Fund's ability to dispose of these lower-rated securities.

The market prices of lower rated securities may fluctuate more than the prices of higher rated securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of lower quality debt to service their payment obligations, meet projected goals, or obtain additional financing may be impaired.

CONVERTIBLE SECURITIES

The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Although no securities investment is without some risk, investment in convertible securities generally entails less risk than in the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Convertible securities which are rated b by Moody's generally lack characteristics of the desirable investment. Convertible securities which are rated B by S&P are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.

WARRANTS

The Fund may invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. To the extent that the market value of the security that may be purchased upon exercise of the warrant rises above the exercise price, the value of the warrant will tend to rise. To the extent that the exercise price equals or exceeds the market value of such security, the warrants will have little or no market value. If a warrant is not exercised within the specified time period, it will become worthless and the Fund will lose the purchase price paid for the warrant and the right to purchase the underlying security. The Fund may not invest more than 2% of its net assets in warrants not traded on the American or New York Stock Exchange.

TEMPORARY DEFENSIVE POSITION

When the Adviser believes that business or financial conditions warrant, the Fund may assume a temporary defensive position. For temporary defensive purposes, the Fund may invest in cash or in investment grade cash equivalents, including (i) short-term obligations of the U.S. Government and its agencies or instrumentalities, (ii) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States that have, at the time of investment, total assets in excess of one billion dollars (or the equivalent in other currencies) and that are members of the Federal Deposit Insurance Corporation, (iii) commercial paper of prime quality rated A-2 or higher by S&P or Prime-2 or higher by Moody's or, if not rated, determined by the Adviser to be of comparable quality, (iv) repurchase agreements covering any of the securities in which the Fund may invest directly and (v) money market mutual funds.

FOREIGN CURRENCY FORWARD CONTRACTS

Investments in foreign companies will usually involve currencies of foreign countries. In addition, the Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs. Accordingly, the value of the assets of the Fund as measured in United States dollars may be affected by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund may conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into foreign currency forward contracts ("forward contracts") to purchase or sell foreign currencies. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers and involve the risk that the other party to the contract may fail to deliver currency when due, which could result in losses to the Fund. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Foreign exchange dealers realize a profit based on the difference between the price at which they buy and sell various currencies.

The Fund may enter into forward contracts under two circumstances. First, with respect to specific transactions, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, the Fund may enter into forward currency contracts in connection with existing portfolio positions. For example, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk of inaccurate predictions of currency price movements, which may cause the Fund to incur losses on these contracts and transaction costs. The Adviser does not intend to enter into forward contracts on a regular or continuous basis, and will not do so if, as a result, the Fund will have more than 25% of the value of its total assets committed to such contracts or the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency.

At or before the settlement of a forward currency contract, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain the currency through the conversion of assets of the Fund into the currency.
The Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract. If the Fund engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been a change in forward contract prices. Additionally, although forward contracts may tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market. The interbank market in foreign currencies is a global, around-the-clock market.

Under normal circumstances, consideration of the prospect for currency parities will be incorporated in a longer term investment decision made with regard to overall diversification strategies. When required by applicable regulatory guidelines, the Fund will set aside cash, U.S. Government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

HEDGING STRATEGIES

As discussed in the Prospectus, the Adviser may engage in certain options and futures strategies to attempt to hedge the Fund's portfolio. The instruments in which the Fund may invest include (i) options on securities, stock indexes and foreign currencies, (ii) stock index and foreign currency futures contracts ("futures contracts"), and (iii) options on futures contracts. Use of these instruments is subject to regulation by the Securities and Exchange Commission ("SEC"), the several options and futures exchanges upon which options and futures are traded, and the Commodities Futures Trading Commission ("CFTC").

The various strategies referred to herein and in the Fund's Prospectus are intended to illustrate the type of strategies that are available to, and may be used by, the Adviser in managing the Fund's portfolio. No assurance can be given, however, that any strategies will succeed.

The Fund will not use leverage in its hedging strategies. In the case of transactions entered into as a hedge, the Fund will hold securities, currencies or other options or futures positions whose values are expected to offset ("cover") its obligations thereunder. The Fund will not enter into a hedging strategy that exposes the Fund to an obligation to another party unless it owns either (1) an offsetting ("covered") position or (2) cash, U.S. Government securities or other liquid, high-grade debt securities with a value sufficient at all times to cover its potential obligations. When required by applicable regulatory guidelines, the Fund will set aside cash, U.S. Government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount. Any assets used for cover or held in a segregated account cannot be sold or closed out while the hedging strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

The Fund is subject to the following restrictions in its use of options and futures contracts. The Fund will not (i) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund's total assets would be hedged through the use of options or futures contracts,
(ii) purchase futures contracts or write put options if, as a result, the Fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets, or (iii) purchase call options if, as a result, the current value of options premiums for options purchased would exceed 5% of the Fund's total assets.

OPTIONS STRATEGIES. The Fund may purchase put and call options written by others and write (sell) put and call options covering specified securities, stock index-related amounts or currencies. A put option (sometimes called a "standby commitment") gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of a security or currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a "reverse standby commitment") gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security or currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying currency or security. The Fund may buy or sell both exchange-traded and over-the-counter ("OTC") options. The Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser believes that a liquid secondary market for the option exists. When the Fund purchases an OTC option, it relies on the dealer from which it has purchased the OTC option to make or take delivery of the securities or currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options, currently are treated as illiquid securities.

The Fund may purchase call options on equity securities that the Adviser intends to include in the Fund's portfolio in order to fix the cost of a future purchase. Call options may also be purchased as a means of participating in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Fund to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. The Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Fund may write covered call options. The Adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs. The Fund may write covered put options only to effect closing transactions.

The Fund may purchase and write put and call options on stock indexes in much the same manner as the equity security options discussed above, except that stock index options may serve as a hedge against overall fluctuations in the securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using stock index options will depend on the extent to which price movements in the stock index selected correlate with price movements of the securities which are being hedged. Stock index options are settled exclusively in cash.

FOREIGN CURRENCY OPTIONS AND RELATED RISKS. The Fund may take positions in options on foreign currencies in order to hedge against the risk of foreign exchange fluctuation on foreign securities the Fund holds in its portfolio or which it intends to purchase. Options on foreign currencies are affected by the factors discussed in "Foreign Currency Forward Transactions" which influence foreign exchange sales and investments generally.

The value of foreign currency options is dependent upon the value of the foreign currency relative to the U.S. dollar and have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

To the extent that the U.S. options markets are closed while the market for the underlying currencies remains open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. The Fund may effectively terminate its right or obligation under an option contract by entering into a closing transaction. For instance, if the Fund wished to terminate its potential obligation to sell securities or currencies under a call option it had written, a call option of the same type would be purchased by the Fund. Closing transactions essentially permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. In addition:

  (1) The successful use of options depends upon the Adviser's ability to forecast the direction of price fluctuations in the underlying securities or currency markets, or in the case of a stock index option, fluctuations in the market sector represented by the index.

  (2) Options normally have expiration dates of up to nine months. Options that expire unexercised have no value. Unless an option purchased by the Fund is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

  (3) A position in an exchange listed option may be closed out only on an exchange which provides a market for identical options. Most exchange listed options relate to equity securities. Exchange markets for options on foreign currencies are relatively new and the ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the over-the-counter markets (currently the primary markets for options on foreign currencies) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. There is no assurance that a liquid secondary market will exist for any particular option at any specific time. If it is not possible to effect a closing transaction, the Fund would have to exercise the option which it purchased in order to realize any profit. The inability to effect a closing transaction on an option written by the Fund may result in material losses to the Fund.

  (4) The Fund's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs.

FUTURES STRATEGIES. A futures contract is a bilateral agreement wherein one party agrees to accept, and the other party agrees to make, delivery of cash, securities or currencies as called for in the contract at a specified future date and at a specified price. For stock index futures contracts, delivery is of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the time of the contract and the close of trading of the contract.

The Fund may sell stock index futures contracts in anticipation of a general market or market sector decline that may adversely affect the market values of the Fund's securities. To the extent that the Fund's portfolio correlates with a given stock index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. The Fund may purchase a stock index futures contract if a significant market or market sector advance is anticipated. These purchases would serve as a temporary substitute for the purchase of individual stocks, which stocks may then be purchased in the future.

The Fund may purchase call options on a stock index future as a means of obtaining temporary exposure to market appreciation at limited risk. This strategy is analogous to the purchase of a call option on an individual stock, in that it can be used as a temporary substitute for a position in the stock itself. The Fund may purchase a call option on a stock index future to hedge against a market advance in stocks which the Fund planned to acquire at a future date. The Fund may also purchase put options on stock index futures contracts. These purchases are analogous to the purchase of protective puts on individual stocks, where a level of protection is sought below which no additional economic loss would be incurred by the Fund. The Fund may write covered call options on stock index futures contracts as a partial hedge against a decline in the prices of stocks held in the Fund's portfolio. This is analogous to writing covered call options on securities.

The Fund may sell foreign currency futures contracts to hedge against possible variations in the exchange rate of the foreign currency in relation to the U.S. dollar. In addition, the Fund may sell foreign currency futures contracts when the Adviser anticipates a general weakening of foreign currency exchange rates that could adversely affect the market values of the Fund's foreign securities holdings. The Fund may purchase a foreign currency futures contract to hedge against an anticipated foreign exchange rate increase pending completion of anticipated transactions. Such a purchase would serve as a temporary measure to protect the Fund against such increase. The Fund may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. The Fund may write call options on foreign currency futures contracts as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING. No price is paid upon entering into futures contracts, rather, the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash or U.S. Government securities generally equal to 5% or less of the contract value. This amount is known as initial margin. Subsequent payments, called variation margin, to and from the broker, would be made on a daily basis as the value of the futures position varies. When writing a call on a futures contract, variation margin must be deposited in accordance with applicable exchange rules. The initial margin in futures transactions is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied.

Holders and writers of futures and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, a futures contract or related option with the same terms as the position held or written. Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. For example, futures contracts on broad-based stock indexes can currently be entered into with respect to the Standard & Poor's 500 Stock Index on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Stock Index on the New York Futures Exchange, the Value Line Composite Stock Index on the Kansas City Board of Trade and the Major Market Index of the Chicago Board of Trade.

Under certain circumstances, futures exchanges may establish daily limits in the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. Prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of
positions.   In such event, it may not be possible for the Fund to close a position, and in the event of adverse price movements, the Fund would have to make daily cash payments of variation margin. In addition:

  (1) Successful use by the Fund of futures contracts and related options will depend upon the Adviser's ability to predict movements in the direction of the overall securities and currency markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not to the current level of the underlying instrument but to the anticipated levels at some point in the future; thus, for example, trading of stock index futures may not reflect the trading of the securities which are used to formulate an index or even actual fluctuations in the relevant index itself.

  (2) The price of futures contracts may not correlate perfectly with movement in the price of the hedged securities or currencies due to price distortions in the futures market or otherwise. There may be several reasons unrelated to the value of the underlying securities or currencies which causes this situation to occur. As a result, a correct forecast of general market trends may still not result in successful hedging through the use of future contracts over the short term.

  (3) There is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

  (4)  Like other options, options on futures contracts have a limited life.
The Fund will not trade options on futures contracts on any exchange or board of trade unless and until, in the Adviser's opinion, the market for such options has developed sufficiently that the risks in connection with options on futures transactions are not greater than the risks in connection with futures transactions.

  (5) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs is all that is at risk. Sellers of options on futures contracts, however, must post an initial margin and are subject to additional margin calls which could be substantial in the event of adverse price movements.

  (6) The Fund's activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions.

  (7) Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the buying and selling of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies described above. In addition, settlement of foreign currency futures contracts must occur within the country issuing that currency. Thus, the Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and the Fund may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.

COMMODITY FUTURES CONTRACTS AND COMMODITY OPTIONS

The Fund may invest in certain financial futures contracts and options contracts in accordance with the policies described in the Prospectus and above. The Fund will only invest in futures contracts, options on futures contracts and other options contracts that are subject to the jurisdiction of the CFTC after filing a notice of eligibility and otherwise complying with the requirements of Section
4.5 of the rules of the CFTC. Under that section the Fund would be permitted to purchase such futures or options contracts only for bona fide hedging purposes within the meaning of the rules of the CFTC; provided, however that in addition, with respect to positions in commodity futures and option contracts not for bona fide hedging purposes the Fund represents that the aggregate initial margin and premiums required to establish these positions (subject to certain exclusions) will not exceed 5% of the liquidation value of the Fund's assets after taking into account unrealized profits and losses on any such contract the Fund has entered into.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

The Fund may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased and, thus, no interest accrues to the purchaser from the transaction. However, at the time the Fund makes a commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

The use of when-issued transactions and forward commitments enables the Fund to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, the Fund might sell securities which it owned on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, a Fund might sell a security and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. However, if the Adviser were to forecast incorrectly the direction of interest rate movements, the Fund might be required to complete such when-issued or forward transactions at prices inferior to the current market values.

When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund enters into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss. The Fund will establish and maintain with its custodian a separate account with cash, U.S. Government securities or other liquid, high-grade debt securities in an amount at least equal to such commitments. When-issued securities may include bonds purchased on a "when, as and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event, such as approval of a proposed financing by appropriate municipal authorities. Any significant commitment of the Fund's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value. No when-issued or forward commitments will be made by the Fund if, as a result, more than 10% of the value of the Fund's total assets would be committed to such transactions.

The Fund will make commitments for such when-issued transactions only when it has the intention of actually acquiring the securities. To facilitate such acquisitions, the Fund will maintain with its custodian a separate account with cash, U.S. Government securities and other liquid, high-grade debt securities in an amount at least equal to such commitments. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

INVESTMENT LIMITATIONS

The Fund has adopted the following additional investment limitations which are fundamental policies of the Fund and may not be changed without shareholder approval. The Fund may not:

  (1) Borrow money, except that the Fund may enter into commitments to purchase securities in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3% of the Fund's total assets.

  (2) Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purpose of the Securities Act of 1933.

  (3) Purchase or sell real estate or any interest therein, except that the Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

  (4) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

  (5) Issue senior securities except that (a) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the Fund may acquire securities to the extent othersie permitted by its investment policies, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth above, the Fund may borrow money as authorized by the 1940 Act.

The Fund has adopted the following nonfundamental investment limitations that may be changed by the Trust's Board of Directors (the "Board of Directors") without shareholder approval. The Fund:

  (a) May borrow money for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets at the time wehn the loan is made; provided that any such temporary or emergency borrwings representing more than 5% of the Fund's total assets must be repaid before the Fund may make additional investments.

  (b) May not purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with permitted transactions in options, futures and options on futures.

  (c) May invest in securities of another registered investment company to the extent permitted by the Investment Company Act of 1940 ("Investment Company Act").

  (d) May not invest in interests in oil or gas or interests in other mineral exploration or development programs.

  (e) May not invest in or hold securities of any issuer if officers and directors of the Trust or the Adviser, individually owning beneficially more than 1/2 of 1% of the securities of the issuer, in the aggregate own more than 5% of the issuer's securities.

  (f) May not invest in securities (other than fully-collateralized debt obligations) issued by companies that have conducted continuous operations for less than three years, including the operations of predecessors, unless guaranteed as to principal and interest by an issuer in whose securities the Fund could invest.

  (g) May not pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted to be incurred by the Fund. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or redemptions of Fund shares will not be considered a violation of the limitation. If the Fund were to invest in money market funds as described in limitation (6), it would indirectly incur its proportionate share of the advisory and other expenses of the money market fund.

FUNDAMENTAL POLICIES

Those policies of the Fund which are deemed to be fundamental may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. A majority of the Fund's outstanding voting securities, as defined in the Investment Company Act means the lesser of: (i) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the shares are present or represented or (ii) more than 50% of the outstanding shares of the Fund.

                           2. PERFORMANCE DATA

The Fund may quote performance in various ways. All performance information supplied by the Fund in advertising is historical and is not intended to indicate future returns. The Fund's net asset value, yield and total return will fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

The Fund's total return for the fiscal year ended June 30, 1996 was 20.12%. For the period beginning July 13, 1992 (the commencement of public operations) to June 30, 1996, the Fund's average annual total return was 12.74%.

In performance advertising the Fund may compare any of its performance information with data published by independent evaluators such as Morningstar, Lipper Analytical Services, Inc., IBC/Donoghue, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). The Fund may also compare any of its performance information with the performance of recognized stock, bond and other indexes, including but not limited to the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond

Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Fund may refer to general market performances over past time periods such as those published by Ibbotson Associates. In addition, the Fund may refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

TOTAL RETURN CALCULATIONS

The Fund may advertise total return. Total returns quoted in advertising reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment, over such periods according to the following formula:

  P(1+T)n = ERV; where:

       P = a hypothetical initial payment of $1,000;
       T = average annual total return;
       n = number of years; and
       ERV = ending redeemable value (ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

Period total return is calculated according to the following formula:

  PT = (ERV/P-1); where:

       PT = period total return;
       The other definitions are the same as in average annual total return above.

                              3.  MANAGEMENT

The trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.

John Y. Keffer,* Chairman and President (age 54)

  President and Director, Forum Financial Services, Inc. (a registered broker-dealer), Forum Financial Corp. (a registered transfer agent) and Forum Advisors, Inc. (a registered investment adviser). Mr. Keffer is a

  Trustee and/or officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

Costas Azariadis, Trustee (age 52)

  Professor of Economics, University of California, Los Angeles, since
  July 1992. Prior thereto, Dr. Azariadis was Professor of Economics at the University of Pennsylvania. His address is Department of Economics, University of California, Los Angeles, 405 Hilgard Avenue, Los Angeles, California 90024.

James C. Cheng, Trustee (age 53)

  President of Technology Marketing Associates (a marketing consulting company) since September 1991. Prior thereto, Mr. Cheng was President and Chief Executive Officer of Network Dynamics, Incorporated (a software development company). His address is 27 Temple Street, Belmont, Massachusetts 02178.

J. Michael Parish, Trustee (age 52)

  Partner at the law firm of Winthrop Stimson Putnam & Roberts since 1989. Prior thereto, he was a partner at LeBoeuf, Lamb, Leiby & MacRae, a law firm of which he was a member from 1974 to 1989. His address is 40 Wall Street, New York, New York 10005.

Mark D. Kaplan, Vice President, Assistant Treasurer and Assistant Secretary (age
40)

  Managing Director at Forum Financial Services, Inc. since September 1995. Prior thereto, Mr. Kaplan was Managing Director and Director of Research at H.M. Payson & Co. His address is Two Portland Square, Portland, Maine 04101.

Michael D. Martins, Treasurer (age 30)

  Director of Fund Accounting at Forum Financial Corp. since June 1995. Prior thereto, he served as a manager in the New York City office of Deloitte & Touche LLP, where he was employed for over five years. His address is Two Portland Square, Portland, Maine 04101.

David I. Goldstein, Secretary (age 35)

  Counsel, Forum Financial Services, Inc., with which he has been associated since 1991. Prior thereto, Mr. Goldstein was associated with the law firm of Kirkpatrick & Lockhart. Mr. Goldstein is also Secretary or Assistant Secretary of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

Don L. Evans, Assistant Secretary (age 47)

  Assistant Counsel, Forum Financial Services, Inc., with which he has been associated since August 1995. Prior thereto, Mr. Evans was associated with the law firm of Bisk & Lutz and prior thereto the law firm of Weiner & Strother. Mr. Evans is also Assistant Secretary of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine.

M. Paige Turney, Assistant Secretary (age 27).

  Fund Administrator, Forum Financial Services, Inc., with which she has been associated since 1995. Ms. Turney was employed from 1992 as a Senior Fund Accountant with First Data Corporation in Boston,

  Massachusetts. Prior thereto she was a student at Montana State University Her address is Two Portland Square, Portland, Maine 04101.


John Y. Keffer is an interested person of the Trust as that term is defined in the 1940 Act.

THE INVESTMENT ADVISER

The Fund's investment adviser, Oak Hall Capital Advisors, L.P. (the "Adviser") furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund. The Advisory Agreement will remain in effect for a period of twelve months from the date of its effectiveness and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board of Directors or by vote of the shareholders, and in either case by a majority of the Directors who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement.

The Advisory Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of its shareholders or by a vote of a majority of the Board of Directors, or by the Adviser on 60 days' written notice to the Trust, and will automatically terminate in the event of its assignment. The Advisory Agreement also provides that, with respect to the Fund, the Adviser shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Advisory Agreement.

The Advisory Agreement provides that the Adviser may render services to others. In addition to receiving its advisory fee from the Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets which are invested in the Fund. In some instances the Adviser may elect to credit against any investment management fee received from a client who is also a shareholder in the Fund an amount equal to all or a portion of the fees received by the Adviser or any affiliate of the Adviser from the Fund with respect to the client's assets invested in the Fund.

The following table shows the dollar amount of fees payable under the Investment Advisory Agreement between the Fund and Oak Hall Capital Advisors, L.P., the amount of fee that was waived by the Adviser, if any, and the actual fee received by the Adviser. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.

                          Advisory Fee   Advisory Fee   Advisory Fee
                             Payable        Waived        Retained
                             -------        ------        --------
Oak Hall Equity Fund
  Year Ended June 30, 1996  $110,257        $64,502        $45,755
  Year Ended June 30, 1995   194,367              0        194,367
  Year Ended June 30, 1994   198,598         29,624        168,974


ADMINISTRATION AND DISTRIBUTION

Forum Financial Services, Inc. ("Forum") supervises the overall management of the Trust (which includes, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent, fund accountant and custodian and arranging for maintenance of books and records of the Trust) pursuant to an Administration and Distribution Agreement. Forum also provides persons satisfactory to the Board of Directors to serve as officers of the Trust. Those officers, as well as certain other employees and Directors of the Trust, may be directors, officers or employees of (and persons providing services to the Trust may include) Forum or the Adviser. In addition, under the Administration and Distribution Agreement, Forum is directly responsible for managing the Trust's regulatory and legal compliance and overseeing the preparation of its registration statement.

The Administration and Distribution Agreement will remain in effect for a period of twelve months from the date of its effectiveness and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board of Directors or by the shareholders and, in either case, by a majority of the Directors who are not parties to the agreement or interested persons of any such party and do not have any direct or indirect financial interest in the agreement.

The Administration and Distribution Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to the Fund by vote of the Fund's shareholders or by Forum on 60 days' written notice to the Trust. The agreement also provides that Forum shall not be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Prior to November 1, 1993, WSC Investment Services, Inc. ("WSC") served as the Fund's administrator and Forum served as sub-administrator. From November 1, 1993 until May 31, 1994, Stone Bridge Trust Company ("SBTC") served as the Fund's administrator, and Forum continued to serve as sub-administrator. Effective June 1, 1994, the Trust entered into the current Administration and Distribution Agreement with Forum under which Forum continues to provide the administration and distribution services it has provided since the Fund's inception and assumed the administrative responsibilities formerly performed by Stone Bridge Trust Company and WSC before that.

Under the previous Administration Agreement with WSC, the fees for the fiscal year ending June 30, 1993 were $6,342, all of which were waived by WSC. Under the Co-Administration Agreement with SBTC in effect until May 31, 1994, the fees for the fiscal year ending June 30, 1994, were $3,049, all of which was waived by SBTC. Under the previous Distribution and Administration Agreement, and the current Administration and Distribution Agreement, with Forum, the fees for the fiscal years ending June 30, 1996, 1995 and 1994, respectively, were $39,040, $75,871 and $3,604. The fees for the fiscal years ended June 30, 1994 and 1993 were waived by Forum.

Forum also acts as distributor of the Fund's shares pursuant to the Distribution and Sub-Administration Agreement. In accordance with Rule 12b-1 adopted by the Securities and Exchange Commission, the Trust has adopted a distribution plan ("Plan"), which provides that all written agreements relating to the Plan must be in a form satisfactory to the Board of Directors. In addition, the Plan requires the Trust and Forum to prepare, at least quarterly, written reports setting forth all amounts expended for distribution purposes by Forum pursuant to the Plan and identifying the distribution activities for which those expenditures were made.

The Plan provides that it will remain in effect for one year from the date of its adoption and thereafter may continue in effect for successive annual periods provided it is approved by the shareholders or by the Board of Directors, including a majority of directors who are not interested persons of the Trust and who have no direct or indirect interest in the operation of the Plan or in any agreement related to the Plan. The Plan further provides that it may not be amended to increase materially the costs which may be borne by the Trust for distribution pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the directors in the manner described in the preceding sentence. The Plan may be terminated at any time by a vote of the Board of Directors or, with respect to the Fund, by the Fund's shareholders.

TRANSFER AGENT

Forum Financial Corp. (the "Transfer Agent") acts as transfer agent and dividend disbursing agent of the Trust pursuant to a Transfer Agency Agreement. For its services, the Transfer Agent receives with respect to the Fund an annual fee of $12,000 plus $25 per shareholder account. Pursuant to a Fund Accounting Agreement, the Transfer Agent also provides the Fund with portfolio accounting, including the calculation of the Fund's net asset value. For these services, the Transfer Agent receives with respect to the Fund an annual fee ranging from $36,000 to $60,000 depending upon the amount and type of the Fund's portfolio transactions and positions.

Both the Transfer Agency Agreement and Fund Accounting Agreement were approved by the Board of Directors, including a majority of the Directors who are not parties to the respective agreements or interested persons of any such party, at a meeting called for the purpose of voting on the respective agreement. Each of these agreements will remain in effect for a period of one year and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board of Directors or by a vote of the shareholders and in either case by a majority of the Directors who are not parties to the respective agreement or interested persons of any such party, at a meeting called for the purpose of voting on the respective agreement.

EXPENSES

Subject to the obligations of the Adviser to reimburse the Trust for its excess expenses as described in the Prospectus, the Trust has, under the Advisory Agreement, confirmed its obligation to pay all its other expenses. The Fund believes that currently the most restrictive expense ratio limitation imposed by any state is 2-1/2% of the first $30 million of the Fund's average net asset, 2% of the next $70 million of its average net assets and 1-1/2% of its average net assets in excess of $100 million.

The Trust's expenses include: interest charges, taxes, brokerage fees and commissions; certain insurance premiums; fees, interest charges and expenses of the Trust's custodian and transfer agent; fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; telecommunications expenses; funds transmission expenses; auditing, legal and compliance expenses; costs of forming the Trust and maintaining corporate existence; costs of preparing and printing the Trust's prospectuses, statements of additional information and shareholder reports and delivering them to existing shareholders; costs of maintaining books and accounts; costs of reproduction, stationery and supplies; compensation of the Trust's directors; compensation of the Trust's officers and employees who are not employees of the Adviser, SBTC, Forum or their respective affiliates and costs of other personnel performing services for the Trust; costs of corporate meetings; Securities and Exchange Commission registration fees and related expenses; state securities laws registration fees and related expenses; the fees payable under the Advisory Agreement, the Administration Agreement and the Distribution and Sub-Administration Agreement; and any fees and expenses payable pursuant to the Plan.

OTHER INFORMATION

As of October 2, 1996, the officers and directors of the Trust owned as a group less than 1% of the outstanding shares of the Fund. Also as of that date, the following persons owned of record 5% or more of the outstanding shares of the Fund: Andrea Straus, 2737 Stevens St., Madison, Wisconsin, 53705, 8.02% and Mary Ann Wolf, 55 Central Park West, New York, New York 10023, 5.61%

                       4.  DETERMINATION OF NET ASSET VALUE

The Trust determines the net asset value per share of the Fund as of 4:00 P.M., Eastern time, on Fund Business Days (as defined in the Prospectus), by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) by the number of shares outstanding at the time the determination is made. The Trust does not determine net asset value on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Veterans' Day, Thanksgiving and Christmas.

                           5.  PORTFOLIO TRANSACTIONS

The Fund generally will effect purchases and sales through brokers who charge commissions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of shareholders of the Fund rather than by any formula.

The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Fund.

The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commission, including certain dealer spreads, paid in connection with Fund transactions, the Adviser takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker. The Adviser may also take into account payments made by brokers effecting transactions for the Fund (i) to the Fund or
(ii) to other persons on behalf of the Fund for services provided to it for which it would be obligated to pay.

In addition, the Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers.
Such research and analysis may be used by the Adviser in connection with services to clients other than the Fund, and the Adviser's fee is not reduced by reason of the Adviser's receipt of the research services.

Investment decisions for the Fund will be made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. If, however, the Fund and other investment companies or accounts managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund and for other investment companies and accounts managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

The Fund contemplates that, consistent with the policy of obtaining best net results, brokerage transactions may be conducted through the Adviser's affiliates, affiliates of those persons or Forum. The Advisory Agreement authorizes the Adviser to so execute trades. The Board of Directors has adopted procedures in conformity with applicable rules under the Investment Company Act to ensure that all brokerage commissions paid to these persons are reasonable and fair. For the Trust's fiscal years ended June 30, 1996, 1995 and 1994 the aggregate brokerage commissions incurred by the Fund were $198,598, $450,930 and $405,443,respectively, of which 5.1%%, 11.37% and 10.64% ($10,095, $51,250 and
$43,141), respectively, was paid to American Securities Corporation, an affiliate of the Adviser. During those periods, approximately ____%, 5.66% and 16.59% respectively, of the total dollar amount of transactions by the Fund involving the payment of commissions were effected through American Securities Corporation.

                              6.  CUSTODIAN

Pursuant to a Custodian Agreement (the "Custodian Agreement"), The First National Bank of Boston, P.O. Box 1959, Boston, Massachusetts, 02105, acts as the custodian of the Funds' assets. The custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, determining income and collecting interest on Fund investments. The Fund's custodian employs foreign subcustodians to provide custody of the Fund's foreign assets in accordance with applicable regulations. The custodian is paid a fee at an annual rate of 0.02% of the first $100 million of the average daily net assets of the Fund, 0.015% on the next $100 million of the average daily net assets of the Fund and .001% of the average daily net assets over $200 million, and certain transaction fees.

             7.  ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Fund are sold on a continuous basis by the distributor at net asset value without any sales charge. As of June 30, 1996, the Fund's net asset value was $13.61.

Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partly in portfolio securities if the Board of Directors determines economic conditions exist which would make payment in cash detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. The Trust has filed an election with the Securities and Exchange Commission pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

In addition to the situations described in the Prospectus under "Purchases and Redemptions of Shares," the Trust may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus from time to time.

Shareholders' rights of redemption may not be suspended, except (i) for any period during which the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission determines that trading thereon is restricted, (ii) for any period during which an emergency (as determined by the Securities and Exchange Commission) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or
(iii) for such other period as the Securities and Exchange Commission may by order permit for the protection of the shareholders of the Fund.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that (i) are not restricted as to transfer either by law or liquidity of market and (ii) have a value which is readily ascertainable (and not established only by valuation procedures).

                             8.  TAXATION

The Fund intends for each taxable year to qualify for tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. Such qualification does not, of course, involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements the Fund must meet to qualify for such treatment. The information set forth in the Prospectus and the following discussion relate solely to Federal income taxes on dividends and distributions by the Fund and assumes that the Fund qualifies as a regulated investment company. Investors should consult their own counsel for further details and for the application of state and local tax laws to his or her particular situation.

A portion of the Fund's net investment income may be eligible for the dividends received deduction allowed to corporations.

For Federal income tax purposes, when put and call options which the Fund has purchased expire unexercised, the premiums paid by the Fund give rise to short or long-term capital losses at the time of expiration (depending on the length of the exercise period of the put or call). When put and call options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When the Fund exercises a call, the purchase price of the security purchased is increased by the amount of the premium paid by the Fund. When the Fund exercises a put, the proceeds from the sale of the related security are decreased by the premium paid. When a put or call written by the Fund is exercised, the purchase price (selling price in the case of a call) of the security is decreased (increased in the case of a call) for tax purposes by the premium received. There may be short or long term gains and losses associated with closing purchase or sale transactions.

In addition, the use of certain hedging strategies such as writing and purchasing options, futures contracts and options on futures contracts and entering into foreign currency forward contracts and other foreign instruments, involves complex rules that will determine for income tax purposes the character and timing of recognition of income received in connection therewith.

                                 9.  OTHER MATTERS

COUNSEL AND AUDITORS

Legal matters in connection with the issuance of shares of stock of the Trust are passed upon by Seward & Kissel, One Battery Park Plaza, New York, New York 10004.

Deloitte & Touche, Two World Financial Center, New York, New York, 10281, independent auditors, have been selected as auditors for the Trust.

FINANCIAL STATEMENTS

The audited financial statements of the Fund for the fiscal year ended June 30, 1995 (which are included in the Annual Report to Shareholders), which are delivered along with this Statement of Additional Information, are incorporated herein by reference.

                                  APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

CORPORATE BONDS (INCLUDING CONVERTIBLE DEBT)

  (A)  MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

  Moody's rates corporate bond issues, including convertible debt issues, as follows:

  Bonds which are rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

  Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

  Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: Those bonds in the Aa, A, Baa, Ba or B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

  (B)  STANDARD & POOR'S CORPORATION ("S&P")

  S&P rates corporate bond issues, including convertible debt issues, as follows:

  Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

  Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

  Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in higher rated categories.

  Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas, they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

  Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds rated 'BB' have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

  Bonds rated 'B' have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

  Bonds rated 'CCC' have currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

  The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating 'Cl' is reserved for income bonds on which no interest is being paid.

  Bonds are rated D when the issue is in payment default, or the obligor has filed for bankruptcy. Bonds rated 'D' are in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

  Note: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the rating category.

PREFERRED STOCK

  (A)  MOODY'S

  Moody's rates preferred stock issues as follows:

  An issue which is rated aaa is a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment among preferred stock issues.

  An issue which is rated "aa" is a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

  An issue which is rated "a" is an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

  An issue which is rated "baa" is a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

  An issue which is rated "ba" has speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

  An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

  An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

  An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

  An issue which is rated "c" can be regarded as having extremely poor prospects of ever attaining any real investment standing. This is the lowest rated class of preferred or preference stock.

  (B)  STANDARD & POOR'S

  Standard & Poor's rates preferred stock issues as follows:

  "AAA" is the highest rating that is assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

  A preferred stock issue rated "AA" also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

  An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

  An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas if normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

  Preferred stock rated "BB," "B," and "CCC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

  The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

  A preferred stock rated "C" is a non-paying issue.

  A preferred stock rated "D" is a non-paying issue with the issuer in default on debt instruments.


  To provide more detailed indications of preferred stock quality, the ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

                                     PART C
                                OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a)       Financial Statements.

Not applicable to this filing.

               Financial Highlights.

Not applicable to this filing.

(b)       Exhibits:

NOTE:     * INDICATES THAT THE EXHIBIT IS INCORPORATED HEREIN BY REFERENCE.  ALL
REFERENCES TO A POST-EFFECTIVE AMENDMENT ("PEA") OR PRE-EFFECTIVE AMENDMENT ("PREEA") ARE TO PEAS AND PREEAS TO REGISTRANT'S REGISTRATION STATEMENT ON FORM N-1A, FILE NO. 2-67052.

     (1)* Copy of the Trust Instrument of the Registrant dated August 29, 1995 (filed as Exhibit 1 to PEA No. 34).

     (2)*      Copy of By-Laws of the Registrant (filed as Exhibit 2 to PEA No.
               30)

     (3)       None.

     (4)       (a)  Sections 2.04 and 2.06 of Registrant's Trust Instrument
                    provide as follows:

               "SECTION 2.04  TRANSFER OF SHARES.  Except as otherwise provided by the Trustees, Shares shall be transferable on the records of the Trust only by the record holder thereof or by his agent thereunto duly authorized in writing, upon delivery to the Trustees or the Trust's transfer agent of a duly executed instrument of transfer and such evidence of the genuineness of such execution and authorization and of such other matters as may be required by the Trustees. Upon such delivery the transfer shall be recorded on the register of the Trust. Until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor the Trust, nor any transfer agent or registrar nor any officer, employee or agent of the Trust shall be affected by any notice of the proposed transfer.

               "SECTION 2.06  ESTABLISHMENT OF SERIES.  The Trust created hereby shall consist of one or more Series and separate and distinct records shall be maintained by the Trust for each Series and the assets associated with any such Series shall be held and accounted for separately from the assets of the Trust or any other Series. The
                    Trustees shall have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the Shareholders of any Series of the Trust, to establish and designate and to change in any manner any such Series of Shares or any classes of initial or additional Series and to fix such preferences, voting powers, rights and privileges of such Series or classes thereof as the Trustees may from time to time determine, to divide or combine the Shares or any Series or classes thereof into a greater or lesser number, to classify or reclassify any issued Shares or any Series or classes thereof into one or more Series or classes of Shares, and to take such other action with respect to the Shares as the Trustees may deem desirable. The establishment and designation of any Series shall be effective upon the adoption of a resolution by a majority of the Trustees setting forth such establishment and designation and the relative rights and preferences of the Shares of such Series. A Series may issue any number of Shares and need not issue shares. At any time that there are no Shares outstanding of any particular Series previously established and designated, the Trustees may by a majority vote abolish that Series and the establishment and designation thereof.

               "All references to Shares in this Trust Instrument shall be deemed to be Shares of any or all Series, or classes thereof, as the context may require. All provisions herein relating to the Trust shall apply equally to each Series of the Trust, and each class thereof, except as the context otherwise requires.

               "Each Share of a Series of the Trust shall represent an equal beneficial interest in the net assets of such Series. Each holder of Shares of a Series shall be entitled to receive his pro rata share of all distributions made with respect to such Series. Upon redemption of his Shares, such Shareholder shall be paid solely out of the funds and property of such Series of the Trust."

      (5) (a) Investment Advisory Agreement between Registrant and Westwood Ventures, Ltd. (filed herewith).

          (b) Investment Subadvisory Agreement between Westwood Ventures, Ltd. and Forum Advisors, Inc. relating to the Sportsfund (filed herewith).

     (6)  (a)*      Form of Management and Distribution Agreement between
                    Registrant and Forum Financial Services, Inc. (filed as
                    Exhibit 6(a) to PEA No. 33).

          (b)* Form of Distribution Services Agreement between Registrant and Forum Financial Services, Inc. (filed as Exhibit 6(b) to PEA No. 33).).

          (c)* Form of Selected Dealer Agreement between Forum Financial Services, Inc. and securities brokers (filed as Exhibit 6(c) to PEA 21).

          (d)* Form of Bank Affiliated Selected Dealer Agreement between Forum Financial Services, Inc. and bank affiliates filed as
                    Exhibit 6(d) of PEA 21).

     (7)  None.

     (8)  (a)*      Form of Transfer Agency Agreement between Registrant and
                    Forum Financial Corp. (filed as Exhibit 8(a) to PEA No. 33).

          (b)* Form of Custodian Agreement between Registrant and the First National Bank of Boston (filed as Exhibit 8(b) to PEA No.
                    33).

     (9)  (a)*      Form of Management Agreement between Registrant and Forum
                    Financial Services, Inc. (filed as Exhibit 9(a) to PEA No.
                    33).

    (10)* Opinion of Seward & Kissel dated January 5, 1996 (filed as Exhibit 10 of PEA No. 33).

    (11)            Not applicable to this filing.

    (12)  None.

    (13)* Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of registrant (filed as Exhibit 13 to Registration Statement).

     (14)* Form of Disclosure Statement and Custodial Account Agreement applicable to individual retirement accounts (filed as Exhibit 14 of PEA No. 21).

     (15)      (a)* Form of Rule 12b-1 Plan adopted by the Registrant (filed as
                    Exhibit 15 of PEA No. 16).

               (b)* Rule 12b-1 Plan adopted by the Registrant with respect to the Payson Value Fund and the Payson Balanced Fund (filed as
                    Exhibit 8(c) of PEA No. 20).

     (27)      Financial Data Schedules

     Other Exhibits*:

               Powers of Attorney (filed as Other Exhibits to PEA No. 34).

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES AS OF JULY [  ], 1996

          Title of Class                             Number of Holders
          --------------                             -----------------

          Investors Stock Fund                                  0
          Investors Bond Fund
          TaxSaver Bond Fund
          Daily Assets Cash Fund
          Daily Assets Treasury Fund
          Daily Assets Government Fund
          Daily Assets TaxSaver Fund                            0
          Payson Value Fund
          Payson Balanced Fund
          Maine Municipal Bond Fund
          New Hampshire Bond Fund
          Sportsfund
          Austin Global Equity Fund
          Oak Hall Equity Fund
          Core Portfolio Plus                                   0

ITEM 27. INDEMNIFICATION.

          In accordance with Section 3803 of the Delaware Business Trust Act,
SECTION 5.2 of the Registrant's Trust Instrument provides as follows:

     "5.2. INDEMNIFICATION.

          "(a)      Subject to the exceptions and limitations contained in
          Section (b) below:

          "(i)      Every Person who is, or has been, a Trustee or officer of
          the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

          "(ii)     The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          "(b)      No indemnification shall be provided hereunder to a Covered
          Person:

          "(i)      Who shall have been adjudicated by a court or body before
          which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

          "(ii)     In the event of a settlement, unless there has been a
          determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

                    "(A) By the court or other body approving the settlement;

     "(B) By at least a majority of those Trustees who are neither Interested
                    Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

     "(C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

     provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

          "(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

          "(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

          "(e) Conditional advancing of indemnification monies under this
     Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

          "(f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

Paragraph 4 of each Investment Advisory Agreement provides in substance as follows:

     "4.       We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or and to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

Paragraphs 3(f) and (g) and paragraph 5 of the Management and Distribution Agreement provide as follows:

     "(f)      We agree to indemnify, defend and hold you, your several officers and directors, and any person who controls you within the meaning of
     Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which you, your officers and directors or any such controlling person may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in our Registration Statement or Prospectus in effect from time to time under the Securities Act or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading; provided, however, that in no event shall anything contained in this paragraph 3(f) be so construed as to protect you against any liability to us or our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of your duties, or by reason of your reckless disregard of your obligations and duties under this paragraph.
     Our agreement to indemnify you, your officers and directors and any such controlling person as aforesaid is expressly conditioned upon our being notified of any action brought against you, your officers and directors or any such controlling person, such notification to be given by letter or by telegram addressed to us at our principal office in New York, New York, and sent to us by the person against whom such action is brought within ten days after the summons or other first legal process shall have been served. The failure so to notify us of any such action shall not relieve us from any liability which we may have to the person against whom such action is brought by reason of any such alleged untrue statement or omission otherwise than on account of our indemnity agreement contained in this paragraph 3(f). We will be entitled to assume the defense of any suit brought to enforce any such claim, and to retain counsel of good standing chosen by us and approved by you. In the event we do elect to assume the defense of any such suit and retain counsel of good standing approved by you, the defendant or defendants in such suit shall bear the fees and expenses of any additional counsel retained by any of them; but in case we do not elect to assume the defense of any such suit, or in case you do not approve of counsel chosen by us, we will reimburse you or the controlling person or persons named as defendant or defendants in such suit, for the fees and expenses of any counsel retained by you or them. Our indemnification agreement contained in this paragraph 3(f) and our representations and warranties in this agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of you, your officers and directors or any controlling person and shall survive the sale of any shares of our common stock made pursuant to subscriptions obtained by you. This agreement of indemnity will inure exclusively to your benefit, to the benefit of your successors and assigns, and to the benefit of your officers and directors and any controlling persons and their successors and assigns. We agree promptly to notify you of the commencement of any litigation or proceeding against us in connection with the issue and sale of any shares of our common stock.

     "(g)      You agree to indemnify, defend and hold us, our several officers and directors, and person who controls us within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities, and expenses (including the cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which we, our officers or directors, or any such controlling person may incur under the Act or under common law or otherwise, but only to the extent that such liability, or expense incurred by us, our officers or directors or such controlling person resulting from such claims or demands shall arise out of or be based upon any alleged untrue statement of a material fact contained in information furnished in writing by you in your capacity as distributor to us for use in our Registration Statement or Prospectus in effect from time to time under the Act, or shall arise out of or be based upon any alleged omission to state a material fact in connection with such information required to be stated in the Registration Statement or Prospectus or necessary to make such information not misleading. Your agreement to indemnify us, our officers and directors, and any such controlling person as aforesaid is expressly conditioned upon your being notified of any action brought against us, our officers or directors or any such controlling person, such notification to be given by letter or telegram addressed to you at your principal office in New York, New York, and sent to you by the person against whom such action is brought, within ten days after the summons or other first legal process shall have been served. You shall have a right to control the defense of such action, with counsel of your own choosing, satisfactory to us, if such action is based solely upon such alleged misstatement or omission on your part, and in any other event you and we, our officers or directors or such controlling person shall each have the right to participate in the defense or preparation of the defense of any such action. The failure so to notify you of any such action shall not relieve you from any liability which you may have to us, to our officers or directors, or to such controlling person by reason of any such untrue statement or omission on your part otherwise than on account of your indemnity agreement contained in this paragraph 3(g).

     "5        We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason or willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

Section 9(a) of the Distribution Services Agreement provides:

     "The Company agrees to indemnify, defend and hold the Underwriter, and any person who controls the Underwriter within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Underwriter or any such controlling person may incur, under the Securities Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Company's Registration Statement or the Prospectus or Statement of Additional Information in effect from time to time under the Securities Act and relating to the Fund or arising out of or based upon any alleged omission to state a material fact required to be stated in any thereof or necessary to make the statements in any thereof not misleading; provided, however, that in no event shall anything herein contained be so construed as to protect the Underwriter against any liability to the Company or its security holders to which the Underwriter would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of the Underwriter's reckless disregard of its obligations and duties under this agreement. The Company's agreement to indemnify the Underwriter and any controlling person as aforesaid is expressly conditioned upon the Company's being notified of the commencement of any action brought against the Underwriter or any such controlling person, such notification to be given by letter or by telegram addressed to the Company at its principal office in New York, New York, and sent to the Company by the person against whom such action is brought within ten days after the summons or other first legal process shall have been served. The Company will be entitled to assume the defense of any suit brought to enforce any such claim, and to retain counsel of good standing chosen by the Company and approved by the Underwriter. In the event the Company elects to assume the defense of any such suit and retain counsel of good standing approved by the Underwriter, the defendants in the suit shall bear the fees and expenses of any additional counsel retained by any of them; but in case the Company does not elect to assume the defense of the suit or in case the Underwriter does not approve of counsel chosen by the Company, the Company will reimburse the Underwriter or the controlling person or persons named defendant or defendants in the suit for the fees and expenses of any counsel retained by the Underwriter or such person. The indemnification agreement contained in this Section 9 shall remain operative and in full force and effect regardless of any investigation made by or on behalf of the Underwriter or any controlling person and shall survive the sale of the Fund's shares made pursuant to subscriptions obtained by the Underwriter. This agreement of indemnity will inure exclusively to the benefit of the Underwriter, to the benefit of its successors and assigns, and to the benefit of any controlling persons and their successors and assigns. The Company agrees promptly to notify the Underwriter of the Underwriter of the commencement of any litigation or proceeding against the Company in connection with the issue and sale of any of shares of the Fund. The failure to do so notify the Company of the commencement of any such action shall not relieve the Company from any liability which it may have to the person against whom the action is brought by reason of any alleged untrue statement or omission otherwise than on account of the indemnity agreement contained in this
     Section 9."

In so far as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

Forum Advisors, Inc.

     The descriptions of Forum Advisors, Inc. under the caption "Management-Adviser" in the Prospectus and Statement of Additional Information relating to the Investors Bond Fund, the TaxSaver Bond Fund, the Daily Assets Cash Fund, the Daily Assets Government Fund, the Daily Assets Treasury Fund , the Daily Assets TaxSaver Fund, the Maine Municipal Bond Fund, the Maine Tax-Free Money Fund, the New Hampshire Bond Fund and the Sportsfund, constituting certain of Parts A and B, respectively, of the Registration Statement are incorporated by reference herein.

     The following are the directors and officers of Forum Advisors, Inc., Two Portland Square, Portland, Maine 04101, including their business connections which are of a substantial nature.

     John Y. Keffer, President and Secretary.

          Chairman and President of the Registrant; President and Secretary of Forum Financial Services, Inc. and of Forum Financial Corp. Mr. Keffer is a director and/or officer of various registered investment companies for which Forum Financial Services, Inc. Serves as manager, administrator and/or distributor.

     David R. Keffer, Vice President and Treasurer.

          Vice President, Assistant Secretary and Assistant Treasurer of the Registrant; Vice President and Treasurer of Forum Financial Services, Inc. and of Forum Financial Corp. Mr. Keffer is an officer of various registered investment companies for which Forum Financial Services, Inc. Serves as manager, administrator and/or distributor.

Austin Investment Management, Inc.

     The description of Austin Investment Management, Inc. under the caption "Management - Adviser" in the Prospectus and Statement of Additional Information with respect to the Austin Global Equities Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

     The following is the director and principal executive officer of Austin Investment Management, Inc., 375 Park Avenue, New York, New York 10152, including their business connections which are of a substantial nature.

     Peter Vlachos, Director, President, Treasurer and Secretary

Oak Hall Capital Advisors, Inc.

     The description of Oak Hall Capital Advisors, Inc. under the caption "Management - Adviser" in the Prospectus and Statement of Additional Information with respect to the Oak Hall Equity Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

     The following are the directors and principal executive officers of Oak Hall Capital Advisors, Inc., 122 East 42nd Street, New York, New York 10168, including their business connections which are of a substantial nature.

     Alexander G. Anagnos, Director and Portfolio Manager.
          Consultant to American Services Corporation and Financial Advisor to WR Family Associates.

     Lewis G. Cole, Director.
          Partner, the Law firm of Strook, Strook & Lavan.

     John C. Hathaway, President, Director and Portfolio Manager.

     John J. Hock, Executive Vice President.

     Charles D. Klein, Portfolio Manager.
          Director, American Securities Corporation and Financial Advisor to WR Family Associates

     David P. Steinmann, Executive Vice President, Secretary and Treasurer.
          Administrator, WR Family Associates and Secretary and Treasurer of American Securities Corporation.

ITEM 29. PRINCIPAL UNDERWRITER.

     (a) Forum Financial Services, Inc., Registrant's underwriter, serves as underwriter to Avalon Capital, Inc., Core Trust (Delaware), The CRM Funds, The Cutler Trust, Monarch Funds, Norwest Advantage Funds, Norwest Select Funds, Sound Shore Fund, Inc., Stone Bridge Funds, Inc. and Trans Adviser Funds, Inc.

     (b) John Y. Keffer, President and Secretary of Forum Financial Services, Inc., is the Chairman and President of the Registrant. David R. Keffer, Vice President and Treasurer of Forum Financial Services, Inc., is the Vice President, Assistant Treasurer and Assistant Secretary of the Registrant. Their business address is Two Portland Square, Portland, Maine 04101.

     (c)  Not Applicable.

ITEM 30. LOCATION OF BOOKS AND RECORDS.

     The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Financial Services, Inc. and Forum Financial Corp., Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrants custodians, The First National Bank of Boston, 100 Federal Street, Boston, Massachusetts 02106 and Imperial Trust Company, 201 N. Figueroa Street, Suite 610, Los Angeles, California 90012. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 28 hereof.

ITEM 31. MANAGEMENT SERVICES.

          Not Applicable.

ITEM 32. UNDERTAKINGS.

(i) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof to which the prospectus relates upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Portland and the State of Maine on the 2nd day of October, 1996.

                                   FORUM FUNDS


                                   By:/s/ John Y. Keffer
                                      -------------------------
                                      John Y. Keffer, President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities indicated on the 2nd day of October, 1996.

            Signatures                                      Title
            ----------                                      -----

(a)  Principal Executive Officer

     /s/ John Y. Keffer
    ------------------------                                President
       John Y. Keffer                                       and Chairman

(b)  Principal Financial and Accounting Officer

     /s/ Michael D. Martins
     -----------------------                                Treasurer
       Michael D. Martins

(c)  A majority of the Trustees

     /s/ John Y. Keffer
     -----------------------                                Trustee
       John Y. Keffer

                 James C. Cheng*                            Trustee
                 J. Michael Parish*                         Trustee
                 Costas Azariadis*                          Trustee

       By: /s/ John Y. Keffer
          -------------------
          John Y. Keffer
          Attorney in Fact*

                                INDEX TO EXHIBITS


                                                                 SEQUENTIAL
    EXHIBIT                                                     PAGE NUMBER
    -------                                                     -----------

     5(a)      Investment Advisory Agreement between
               Registrant and Westwood Ventures, Ltd.

     5(b)      Investment Subadvisory Agreement between
               Westwood Ventures, Ltd. and Forum Advisers,
               Inc. relating to Sportsfund.

     (27)      Financial Data Schedules